                                                                File No. 2-56805
                                                                        811-2650

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
--------------------------------------------------------------------------------

                                 FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No.  30                                      [X]
                                     --

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

       Amendment No.  22                                                     [X]
                      --

--------------------------------------------------------------------------------

                      SELIGMAN CASH MANAGEMENT FUND, INC.
              (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

                  100 PARK AVENUE, NEW YORK, NEW YORK  10017
                   (Address of principal executive offices)

   Registrant's Telephone Number:  212-850-1864 or Toll Free:  800-221-2450
--------------------------------------------------------------------------------

     THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York  10017
                    (Name and address of agent for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):


[X]  immediately upon filing pursuant     [ ]  on (date) pursuant to paragraph
     to paragraph (b)                          (a)(1)

[ ]  on (date) pursuant to                [ ]  75 days after filing pursuant to
     paragraph (b)                             paragraph (a)(2)

[ ]  60 days after filing pursuant to     [ ]  on (date) pursuant to paragraph
     paragraph (a)(1)                          (a)(2) of rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on December 20, 1996.

                                                            File No. 2-56805
                                                            811-2650

                       SELIGMAN CASH MANAGEMENT FUND INC.
                        FORM N-1A CROSS REFERENCE SHEET
                        POST-EFFECTIVE AMENDMENT NO. 30
                            Pursuant to Rule 481(a)
                            -----------------------


Item in Part A of Form N-1A                     Location in Prospectus
---------------------------                     ----------------------
1.  Cover Page                                  Cover Page

2.  Synopsis                                    Summary of Fund Expenses

3.  Condensed Financial Information             Financial Highlights

4.  General Description of Registrant           Cover Page; Organization and Capitalization

5.  Management of the Fund                      Management Services

6.  Capital Stock and Other Securities          Net Asset Value Per Share; Organization and Capitalization

7.  Purchase of Securities Being Offered        Alternative Distribution System; Purchase of Shares; Administration,
                                                Shareholder Services and Distribution Plan

8.  Redemption or Repurchase                    Telephone Transactions; Redemption of Shares; Exchange Privilege;
                                                Further Information About Transactions In The Fund

9.  Pending Proceedings                         Not Applicable


Item in Part B of Form N-1A                     Location in Statement of Additional Information
---------------------------                     -----------------------------------------------
10.  Cover Page                                 Cover Page

11.  Table of Contents                          Table of Contents

12.  General Information and History            General Information; Appendix B

13.  Investment Objectives and Policies         Investment Objective And Policies; Investment Limitations

14.  Management of the Registrant               Management And Expenses

15.  Control Persons and Principal              Directors and Officers
     Holders of Securities

16.  Investment Advisory and Other Services     Management and Expenses

17.  Brokerage Allocation                       Not Applicable

18.  Capital Stock and Other Securities         General Information

19.  Purchase, Redemption and Pricing           Purchase and Redemption of Fund Shares;
    of Securities Being Offered                 Net Asset Value Per Share

20. Tax Status                                  Federal Income Taxes (Prospectus)

21. Underwriters                                Not Applicable

22. Calculation of Performance Data             Calculation of Yield; Net Asset Value Per Share
    of Money Market Funds

23. Financial Statements                        Financial Statements


                      SELIGMAN CASH MANAGEMENT FUND, INC.

                     100 Park Avenue . New York, NY 10017
                    New York City Telephone: (212) 850-1864
      Toll-Free Telephone: (800) 221-2450--all continental United States
     For Retirement Plan Information--Toll-Free Telephone: (800) 445-1777

                                                               May 1, 1997

  Seligman Cash Management Fund, Inc. (the "Fund") is a money market fund which seeks to preserve capital and to maximize liquidity and current income by investing in high-quality money market instruments. There can be no assur-ance that the Fund's investment objectives will be achieved. For a description of the Fund's investment objectives and policies, including the risk factors associated with an investment in the Fund, see "Investment Objectives and Pol-icies." Investments in the Fund are neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  The Fund offers three classes of shares. Class A shares are sold subject to an annual service fee of up to .25% of the average daily net asset value of the Class A shares. Such service fee will not be charged until after April 30, 1998. Class B shares and Class D shares are available only through an exchange of shares of another Seligman Mutual Fund offering Class B shares ("Original Class B Shares") or Class D shares ("Original Class D Shares"), respectively, or, through securities dealers or other financial intermediaries, to facili-tate periodic investments in Class B shares or Class D shares, respectively, of other Seligman Mutual Funds. Class B shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 5% on redemptions in the first year after purchase of such shares (or, in the case of Class B shares acquired upon exchange, the purchase of the Original Class B Shares), declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). In addition, Class B shares and Class D shares are each subject to an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of their respective class. See "Alternative Dis-tribution System." Shares of the Fund may be purchased through any authorized investment dealer.

  This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Addi-tional Information is dated the same date as this Prospectus and incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Summary of Fund Expenses..................................................   2
Financial Highlights......................................................   3
Alternative Distribution System...........................................   5
Investment Objectives and Policies........................................   6
Management Services.......................................................   8
Net Asset Value Per Share.................................................   9
Purchase of Shares........................................................   9
Right of Accumulation in Purchases of
 Shares of the other Seligman Mutual
 Funds....................................................................  13
Telephone Transactions....................................................  13
Redemption of Shares......................................................  15
Administration, Shareholder Services
 and Distribution Plan....................................................  17
Exchange Privilege........................................................  18
Dividends.................................................................  20
Federal Income Taxes......................................................  21
Shareholder Information...................................................  21
Yield.....................................................................  23
Organization and Capitalization...........................................  23

                           SUMMARY OF FUND EXPENSES

                                CLASS A           CLASS B           CLASS D
                           ----------------- ----------------- -----------------
SHAREHOLDER TRANSACTION     (INITIAL SALES    (DEFERRED SALES   (DEFERRED SALES
EXPENSES                   LOAD ALTERNATIVE) LOAD ALTERNATIVE) LOAD ALTERNATIVE)
 Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)........        None              None              None
 Sales Load on Reinvested
  Dividends..............        None              None              None
 Deferred Sales Load (as
  a percentage of                None         5% in 1st year    1% in 1st year
  original purchase price                     4% in 2nd year    None thereafter
  or redemption proceeds,                      3% in 3rd and
  whichever is lower)....                        4th years
                                              2% in 5th year
                                              1% in 6th year
                                              None thereafter
 Redemption Fees.........        None              None              None
 Exchange Fees...........        None              None              None
                                CLASS A           CLASS B           CLASS D
                           ----------------- ----------------- -----------------
ANNUAL FUND OPERATING
 EXPENSES FOR 1996
 (as a percentage of
 average net assets)
 Management Fees.........         .41%              .41%              .41%
 12b-1 Fees..............         --+              1.00%*            1.00%
 Other Expenses..........         .38%              .38%              .38%
                                  ---              ----              ----
 Total Fund Operating
  Expenses...............         .79%             1.79%             1.79%
                                  ===              ====              ====

  The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The CDSLs on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of purchase, respectively (or, in the case of shares acquired upon exchange, the purchase of the Original Class B Shares or Original Class D Shares). "Other Expenses" for Class B shares are estimated based on expense incurred during 1996. For more information concerning the various costs and expenses, see "Management Services," "Purchase of Shares" and "Redemption of Shares" herein. The Fund's Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates, is discussed under "Administration, Shareholder Services and Distribution Plan" herein.

                                               1 YEAR   3 YEARS 5 YEARS 10 YEARS
EXAMPLE                                        ------   ------- ------- --------
An investor would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return     Class A    $ 8       $25    $ 44     $ 98
 and (2) redemption at the end of    Class B++  $68       $86    $117     $184
 each time period..................  Class D    $28+++    $56    $ 97     $211

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.


  * Includes an annual distribution fee of .75% and an annual service fee of .25%. Pursuant to the Rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class B or Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

  + The 12b-1 plan, approved by shareholders in respect of Class A shares on November 23, 1992, pursuant to which up to .25% of the Fund's Class A Shares' average net assets may be paid to Seligman Financial Services, Inc. for administration, shareholder services and distribution assistance is not reflected in the Summary of Expenses since those fees will not be charged until after April 30, 1998.

 ++ Assuming (1) a 5% annual return and (2) no redemption at the end of the period, the expenses on a $1,000 investment would be $18 for 1 year, $56 for 3 years and $97 for 5 years. The expenses shown for the ten-year period reflect the conversion of Class B shares to Class A shares after 8 years.

+++ Assuming (1) a 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be $18.

                             FINANCIAL HIGHLIGHTS

  The financial highlights for the Fund's Class A, Class B and Class D shares for the periods presented have been audited by Deloitte & Touche LLP, independent auditors. This information, which is derived from the financial and accounting records of the Fund, should be read in conjunction with the financial statements and notes contained in the Fund's 1996 Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information, copies of which may be obtained by calling or writing the Fund at the telephone numbers or address provided on the cover page of this Prospectus.

  The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class's be-ginning net asset value to its ending net asset value so that they may under-stand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

  The total return based on net asset value measures the each Class's perfor-mance assuming investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends paid at net asset value, and then sold their shares at the net asset value per share on the last day of the pe-riod. Total returns for periods of less than one year are not annualized.

                                                                          CLASS A
                                 -------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                   1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                                 -------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning
  of year....................    $  1,000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
 Net investment income.......        .046      .051      .034      .024      .030      .053      .074      .084      .066      .059
 Dividends paid or declared..       (.046)    (.051)    (.034)    (.024)    (.030)    (.053)    (.074)    (.084)    (.066)    (.059)
                                 ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
 Net asset value, end of
  year.......................    $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                 ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
 TOTAL RETURN BASED ON NET
  ASSET VALUE:                       4.71%     5.18%     3.46%     2.40%     3.10%     5.53%     7.53%     8.76%     6.88%     6.13%
 RATIOS/SUPPLEMENTAL DATA:
 Expenses to average net
  assets.....................         .79%      .86%      .82%      .77%      .76%      .79%      .80%      .80%      .93%      .83%
 Net investment income to
  average net assets.........        4.61%     5.06%     3.41%     2.37%     3.04%     5.34%     7.40%     8.46%     6.63%     5.96%
 Net assets, end of year
  (000s omitted).............    $208,950  $177,395  $194,406  $173,902  $193,158  $260,297  $287,518  $321,481  $344,664  $354,588
 Without management fee
  waiver or expense
  reimbursement:*
 Net investment income per
  share......................                                     $.023     $.029     $.052
 Ratios:
 Expenses to average net
  assets.....................                                       .86%      .85%      .86%
 Net investment income to
  average net assets.........                                      2.28%     2.95%     5.28%

-------

 * For the years ended December 31, 1991 to 1993, the Manager, at its discre-tion, waived a portion of its management fees for Class A shares.

  The data provided above reflects historical information and therefore has not been adjusted to reflect the effect of the increased management fee ap-proved by shareholders on April 10, 1991 or the Administration, Shareholder Services and Distribution Plan which was approved by shareholders in respect of Class A shares on November 23, 1992, under which payment may commence after April 30, 1998.

                                    CLASS B               CLASS D
                                    --------  ----------------------------------
                                                    YEAR ENDED
                                    4/22/96*       DECEMBER 31,         5/3/93*
                                       TO     ------------------------     TO
                                    12/31/96   1996     1995     1994   12/31/93
                                    --------  -------  -------  ------  --------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
  period.........................    $1.000   $ 1.000  $ 1.000  $1.000   $1.000
 Net investment income...........      .025      .036     .040    .024     .003
 Dividends paid or declared......     (.025)    (.036)   (.040)  (.024)   (.003)
                                     ------   -------  -------  ------   ------
 Net asset value, end of period..    $1.000   $ 1.000  $ 1.000  $1.000   $1.000
                                     ======   =======  =======  ======   ======
 TOTAL RETURN BASED ON NET ASSET
  VALUE:                               2.44%     3.67%    4.08%   2.35%     .30%
 RATIOS/SUPPLEMENTAL DATA:
 Expenses to average net assets..      1.78%+    1.79%    1.90%   1.90%    1.74%+
 Net investment income to average
  net assets.....................      3.58%+    3.61%    4.02%   2.32%    1.39%+
 Net assets, end of period (000s
  omitted).......................    $2,493   $22,309  $14,554  $3,458   $   26
 Without management fee waiver or
  expense reimbursement:**
 Net investment income per share.                               $ .013   $ .002
 Ratios:
 Expenses to average net assets..                                 3.23%    1.83%+
 Net investment income to average
  net assets.....................                                  .99%    1.30%+

-------

 * Commencement of offering of shares.

** For the year/period ended December 31, 1993 to 1994, the Manager, at its discretion, waived a portion of its management fees and/or reimbursed cer-tain expenses for Class D Shares.
 + Annualized.

ALTERNATIVE DISTRIBUTION SYSTEM

  The Fund offers three classes of shares: Class A shares, Class B shares and Class D shares, each of which may be acquired by investors at net asset value. Class A shares are sold to all investors except as described below. Class B shares and Class D shares are offered only (1) to investors who wish to ex-change their Class B or Class D shares of another Seligman Mutual Fund ("Orig-inal Shares") for Class B or Class D shares, respectively, of the Fund and (2) to investors who, using the services of securities dealers or other financial intermediaries, intend to make periodic investments in Class B or Class D shares of other mutual funds in the Seligman Group by exchanging their Class B or Class D shares of the Fund. Class B or Class D shares of another mutual fund in the Seligman Group may only be exchanged for Class B or Class D shares, respectively, of the Fund. Class B shares are sold to investors choos-ing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within six years of purchase (or, in the case of shares ac-quired through an exchange, of the purchase of the Original Shares), a CDSL, and who desire shares to convert automatically to Class A shares after eight years. Class D shares are subject to a higher distribution fee and, with re-spect to redemptions of shares within one year of purchase (or, in the case of shares acquired through an exchange, of the purchase of the Original Shares), a CDSL.

  The three classes of shares represent interests in the same portfolio of in-vestments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, cer-tain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net in-come attributable to each class and dividends payable on the shares of each class will be reduced by the amount of the distribution and other expenses of each class. Class A shares currently do not bear distribution expenses. Class B and Class D shares bear a distribution expense, which will cause such shares to pay lower dividends than the Class A shares. In addition, Class B shares will be converted into Class A shares after a conversion period of approxi-mately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were earned. The three classes also have separate ex-change privileges.

  The Directors of the Fund believe that no conflict of interest currently ex-ists between the Class A, Class B and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this pur-pose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably neces-sary to eliminate any such conflicts that may develop.

  DIFFERENCES BETWEEN CLASSES. The primary differences between Class A, Class B and Class D shares are their ongoing expenses as set forth below. The pri-mary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advan-tage of the reduction in ongoing fees resulting from the conversion into Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested ini-tially and they are uncertain as to the length of time they intend to hold their assets in the Fund or another mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the

Class B automatic conversion feature, making their investment subject to higher distribution fees for an in-definite period of time. Each class has ad-vantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                                         ANNUAL 12B-1 FEES
                 INITIAL                 (AS A % OF AVERAGE
                SALES LOAD               DAILY NET ASSETS)                OTHER INFORMATION
                ----------               ------------------               -----------------
CLASS A            None                   Service fee of                         --
                                          .25%. (This
                                          fee will not
                                          be assessed
                                          through April
                                          30, 1998.
                                          Payments may
                                          commence after
                                          that date.)
CLASS B            None                   Service fee of                  CDSL of:
                                          .25%;                           5% in 1st year
                                          Distribution                    4% in 2nd year
                                          fee of .75%                     3% in 3rd and
                                          until                           4th years
                                          conversion                      2% in 5th year
                                                                          1% in 6th year
                                                                          0% after 6th
                                                                          year.
CLASS D            None                   Service fee of                  CDSL of 1% on
                                          .25%;                           redemption
                                          Distribution                    within one year
                                          fee of up to                    of purchase of
                                          .75%.                           the Original
                                                                          Class D Shares.

-------
* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired.

  Investors who intend to purchase shares of the Fund primarily as a vehicle for exchanges into Class B or Class D shares of other Seligman Mutual Funds may choose to purchase Class B or Class D shares of the Fund. This will permit participation in the Automatic Dollar-Cost-Averaging Service (see "Shareholder Information" below) and, more generally, will make exchanges for Class B or Class D shares of other funds possible. (It is not possible to exchange Class A shares of the Fund for Class B or Class D shares of any other Seligman Mu-tual Fund.) Moreover, the six-year or one-year period during which the CDSL is in effect will commence upon purchase of Class B or Class D shares, respec-tively, of the Fund. By comparison, if an investor purchases Class A shares of the Fund and redeems these periodically to invest in Class B or Class D shares of other Seligman Mutual Funds, the CDSL period will not commence until the purchase of the other funds. However, investors should weigh these advantages against the higher ongoing expenses of the Class B and Class D shares compared with the Class A shares, which will result in a lower dividend payment.

INVESTMENT OBJECTIVES AND POLICIES

  The Fund is an open-end diversified management investment company, as de-fined in the 1940 Act, or mutual fund, incorporated in Maryland in 1976.

  The investment objective of the Fund is to preserve capital and to maximize liquidity and current income. To the extent the Fund emphasizes preservation of capital and liquidity, current income could be lessened. There can be no assurance that the Fund's investment objectives will be attained. The value of securities in the Fund generally can be expected to vary inversely with changes in prevailing interest rates.

  Shares of the Fund offer individuals, fiduciaries, corporations and institu-tions a liquid investment in a professionally managed portfolio invested in money market instruments. By combining the assets of shareholders, the Fund seeks the higher yields offered by money market instruments of larger denomi-nations which are not available to smaller investors. Moreover, shareholders of the Fund are relieved of the detailed bookkeeping and operating procedures normally associated with investments in money market instruments such as scheduling maturities, surveying markets to obtain favorable yields, evaluat-ing credit risks and safeguarding the receipts, custody and delivery of the securities.

  The Fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that the Fund will be able to do so. In an effort to maintain a stable net as-set value, the Fund uses the amortized cost method of valuing its securities.

  The Fund will invest only in U.S. dollar-denominated securities having a re-maining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a U.S. Government securi-ty) unless (i) it is rated in one of the two highest rating categories as-signed to short-term debt securities by at least two nationally recognized statistical rating organizations ("NRSRO's") such as Moody's Investors Serv-ice, Inc. ("Moody's") and Standard & Poor's Rating Service ("S&P"), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may con-tinue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund's best interest.

  Presently, the Fund only invests in either U.S. Government securities or se-curities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO's, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security.

  The Fund invests in high-quality money market instruments, including the following:

  U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS. These securities include direct obligations issued by the U.S. Treasury, such as bills, notes and bonds, and marketable obligations issued by a U.S. Government agency or instrumentality, having maturities not exceeding 13 months (397 days).

  Agency and instrumentality securities include those issued by the Small Business Administration, General Services Administration and Farmers Home Ad-ministration, each of which are guaranteed by the U.S. Treasury. Other such securities are supported by the right of the issuer to borrow from the Trea-sury, such as securities of Federal Home Loan Banks, while certain other secu-rities are supported only by the credit of the agency or instrumentality it-self, such as securities issued by the Federal National Mortgage Administra-tion.

  BANK OBLIGATIONS. These instruments include obligations of domestic banks (including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bank notes, bankers' acceptances, fixed time deposits and commercial paper. Investment in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to reg-ulatory supervision by the U.S. Government or state governments and the obli-gations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. Fixed time deposits, unlike negotiable certifi-cates of deposit, generally do not have a market and may be subject to penal-ties for early withdrawal of funds.

  Investments in foreign banks and foreign branches of United States banks in-volve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

  COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT SECURITIES. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months is-sued in bearer form by bank holding companies, corporations and finance compa-nies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding compa-nies in terms of assets.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the in-strument is held by the Fund and is unrelated to the interest rate on the in-strument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve U.S. Government securities. The Fund may enter into repurchase agreements with broker/dealers and commer-cial banks. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and ex-penses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

  The Fund will not invest more than 10% of its assets in repurchase agree-ments of more than one week's duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

  LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such secu-rities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent col-lateral. The Fund will not lend more than 25% of the value of its total as-sets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any.

  SECURITIES TRADING. The Fund may trade investments to take advantage of short-term market movements. This may result in high portfolio turnover. The Fund does not anticipate incurring significant brokerage or transaction ex-penses since portfolio transactions ordinarily will be made directly with the issuer, money market dealer, or other financial institution on a net price ba-sis.

  The foregoing investment policies are not fundamental and the Board of Di-rectors may change such policies without the vote of a majority of the Fund's outstanding voting securities. As a matter of policy, the Board would not change the Fund's investment objectives of seeking to preserve capital and to maximize liquidity and current income without such a vote. A more detailed de-scription of the Fund's investment policies, including a list of those re-strictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the out-standing shares of the Fund or (2) 67% or more of the shares of the Fund pres-ent at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

  The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement approved by the Board of Directors and the shareholders of the Fund, J. & W. Seligman & Co. Incorporated (the "Manager") manages the investments of the Fund and administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.

  The Manager also serves as manager of seventeen other investment companies which, together with the Fund, comprise the "Seligman Group." These companies are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Se-ligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Selig-man High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Munic-ipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfo-lios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation. At March 31, 1997, the aggregate assets of the Seligman Group were approxi-mately $14.2 billion. The Manager also provides investment management or ad-vice to institutional accounts having an aggregate value of approximately $4.2 billion at March 31, 1997.

  Mr. William C. Morris is Chairman of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

  The Manager also provides senior management for Seligman Data Corp., a whol-ly-owned subsidiary of the Fund and certain other investment companies in the Seligman Group, which performs, at cost, certain record-keeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

  The Manager is entitled to receive a management fee for its services, calcu-lated daily and payable monthly, equal to a per annum percentage of the Fund's daily net assets. For the year ended December 31, 1996, the management fee paid by the Fund was equal to .41% of the Fund's average daily net assets. The method for determining the management fee is set forth in the Appendix.

  The Fund pays all of its expenses other than those assumed by the Manager. Total expenses of the Fund's Class A and Class D shares for the year ended De-cember 31, 1996 amounted to .79% and 1.79%, respectively, of the average daily net assets of such class. The annualized total expenses for Class B shares for the period ended December 31, 1996 amounted to 1.78% of the average daily net assets of such class.


NET ASSET VALUE PER SHARE

  The net asset value per share of the Fund is determined as of the close of trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) on days on which the NYSE is open for business. Net asset value is cal-culated separately for each class. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. Under present policies, the Fund invests only in securities which have a maturity of 13 months (397 days) or less at the date of purchase. The Fund also maintains a weighted average portfolio ma-turity of 90 days or less. These policies are followed in order for the Fund to maintain a constant net asset value of $1.00 per share although there is no assurance that it will be able to do so on a continuous basis.

PURCHASE OF SHARES

  Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Ave-nue, New York, NY 10017.

  THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS WHICH DO NOT MEET THESE MINIMUMS. ADDITIONALLY, THE FUND RESERVES THE RIGHT TO REFUSE ANY ORDER FOR THE PURCHASE OF SHARES. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR ACCOUNTS BEING ESTABLISHED CONCURRENTLY

WITH THE INVEST-A-CHECK(R) SERVICE. THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE SELIGMAN TIME HORIZON MATRIX SM ASSET ALLOCATION PROGRAM IS $10,000. FOR INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR FINANCIAL ADVISOR.

  No purchase order may be placed for Class B shares for an amount of $250,000 or more.

  Each class of shares are continuously offered for sale at their net asset value next determined after a purchase order is received and becomes effec-tive. A purchase order becomes effective on a day on which the Fund is open for business when Mellon Bank, N.A. receives, or converts the purchase amount into federal funds, i.e., monies of member banks within the Federal Reserve System held at a Federal Reserve Bank. Shares purchased at the close of busi-ness on the day an order becomes effective are entitled to receive income div-idends that day. SFSI reserves the right to refuse any purchase order. Class A shares are subject to an annual service fee of up to .25% of the average daily net asset value of the Class A shares. Such fee may not be charged until after April 30, 1998. Class B shares and Class D shares are subject to an annual service fee of up to .25% and an annual distribution fee of up to .75% of the average daily net asset value of their respective class.

  PURCHASES BY CHECK. Checks for investment in Class A shares must be in U.S. dollars drawn on a domestic bank and should be made payable to the "Seligman Group of Funds" and sent in our postage-paid return envelope or directly to P.O. BOX 3947, NEW YORK, NY 10008-3947. Credit card convenience checks and third party checks (i.e., checks made payable to someone other than the "Se-ligman Group of Funds") may not be used to open a new fund account or purchase additional shares of the Fund. Class B and Class D shares are sold only through securities dealers and other financial intermediaries. A check re-ceived from an investor for the purchase of Class B or Class D shares will be returned to the investor.

  Checks which are drawn on a member bank of the Federal Reserve System and received by Seligman Data Corp. by 1:00 p.m. Eastern time ordinarily will be converted into federal funds and used to purchase shares within one business day following receipt. Checks drawn on banks which are not members of the Fed-eral Reserve System may take longer to be converted.

  Seligman Data Corp. may charge a $10.00 service fee for checks returned to it as uncollectable. This charge will be deducted from the shareholder's ac-count. Payment of redemption proceeds will be delayed on redemptions of shares purchased by check (unless certified) until Seligman Data Corp. receives no-tice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account.

  PURCHASES BY FEDERAL RESERVE WIRE SYSTEM. An investor's bank may be able to transmit federal funds to Mellon Bank, N.A. via the Federal Reserve Wire Sys-tem. If funds are transmitted in this way and received by Mellon Bank, N.A. prior to 1:30 p.m. Eastern time, on days which the NYSE is open, the order will be effective on that day, i.e., the money will be invested and will start earning dividends.

  Wires received by Mellon Bank, N.A. after 1:30 p.m. Eastern time, or on days which the NYSE is closed will be invested on the next business day.

  If choosing this method for opening an account, an investor should call Se-ligman Data Corp. to obtain an account number before wiring the investment and then instruct the bank to "wire transfer" the investment to:

                               Mellon Bank, N.A.
                            One Mellon Bank Center
                             Pittsburgh, PA 15259
                                ABA #043000261

                  Credit: Seligman Cash Management Fund, Inc.
                                    Class A
                                 A/C #107-1302
                                For credit to:
                             [Shareholder's Name]
                        [Shareholder's Account Number]

  Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.

  Class B shares and Class D shares are sold only through securities dealers and other financial intermediaries. Funds received from an investor by wire transfer for the purchase of Class B or Class D shares will be returned to the investor.

  LIMITATION ON PURCHASES OF CLASS B AND CLASS D SHARES. Class B and Class D shares of the Fund are available only through an exchange of Class B and Class D shares of the Seligman Mutual Fund, respectively ("Original Class B Shares" and "Original Class D Shares" and, collectively, "Original Shares"), or, through Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plan"), to facilitate periodic investments in other Seligman Mutual Funds by exchanging Class B or Class D shares of the Fund for Class B or Class D shares of such other funds through the Automatic Dollar-Cost-Averaging Service (see "Shareholder Information" below) or any periodic investment or market-timing service offered by a Service Organization. For ad-ministrative reasons, Service Organizations may also purchase Class B or Class D shares in connection with an investment to be allocated among Class B or Class D shares of several other Seligman Mutual Funds pursuant to the Seligman Time Horizon Matrix, SM an asset allocation program.

  CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase (or, in the case of Class B shares acquired upon exchange, within six years of the purchase of the Original Class B Shares) at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

YEARS SINCE PURCHASE                                                        CDSL
--------------------                                                        ----
less than 1 year...........................................................  5%
1 year or more but less than 2 years.......................................  4%
2 years or more but less than 3 years......................................  3%
3 years or more but less than 4 years......................................  3%
4 years or more but less than 5 years......................................  2%
5 years or more but less than 6 years......................................  1%
6 years or more............................................................  0%

  Class B shares are also subject to an annual distribution fee of .75% and an annual distribution fee of up to .25% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of pur-chases of Class B shares. Approximately eight years after purchase, Class B shares will convert automatically into Class A shares of the Fund, which are subject to an annual service fee of .25% but no distribution fee. Shares pur-chased through the reinvestment of dividends on Class B shares also will con-vert automatically to Class A shares together with the underlying shares on which they were earned. Conversion occurs at the end of the month which pre-cedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked on to the holding period of the shares acquired.

  Class B shareholders of the Fund exercising the exchange privilege will con-tinue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

  CLASS D SHARES. Class D shares are subject to a CDSL of 1% imposed on cer-tain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, within one year of the purchase of the Original Class D Shares) and are subject to an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not au-tomatically convert to Class A shares.

  CONTINGENT DEFERRED SALES LOAD. A CDSL will be imposed on any redemption of Class B shares or Class D shares which were purchased (or were acquired in ex-change for Original Shares which were purchased) during the preceding six years (for Class B shares) or twelve months (for Class D shares); however, no CDSL will be imposed on the redemption of shares acquired through the invest-ment of dividends or distributions from any Class B or Class D shares within the Seligman Group of Mutual Funds or on any shares received through an ex-change of such shares. The amount of any CDSL will be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plan") at the time of sale (or at the time of sale of the Original Shares).

  To minimize the application of a CDSL to a redemption, shares received through an exchange of Original Shares which were acquired pursuant to the in-vestment of dividends and distributions, and shares acquired pursuant to the investment of dividends of the Class B or Class D shares (all of which are not subject to a CDSL) will be redeemed first; followed by shares purchased, or received through an exchange of the Original Shares, which have been held for at least six years (with respect to Class B) or at least one year (with re-spect to Class D). Shares purchased, or received through an exchange of the Original Shares which were held for the longest period of time within the ap-plicable CDSL period will then be redeemed.

  For example, assume an investor exchanged $100 worth of Original Class D Shares in January for 100 ($1.00 per share) Class D shares of the Fund. During the first year, 5 additional shares were acquired through investment of divi-dends. In January of the following year, an additional $50 worth of Original Class D Shares (which are less than 6 months old) were exchanged for 50 ($1.00 per share) Class D shares of the Fund. In March of that year, the investor chooses to redeem $125 from the account which now holds 155 shares with a to-tal value of $155 ($1.00 per share). The CDSL for this transaction would be calculated as follows:

Total Shares and Value:
 Dividend shares (5 shs. @ $1.00)...................................... $  5.00
 Shares held more than one year (100 shs. @ $1.00).....................  100.00
 Shares held less than one year Subject to CDSL (50 shs. @ $1.00)......   50.00
Total Shares to be Redeemed (125 shs. @ $1.00) as follows:
 Dividend Shares.......................................................    5.00
 Shares held more than one year........................................  100.00
 Shares held less than one year (subject to CDSL)......................   20.00
                                                                        -------
Gross Redemption Proceeds.............................................. $125.00
 Less CDSL (20 shares @ $1.00 = $20 X 1% = $.20).......................     .20
                                                                        -------
 Net proceeds of redemption............................................ $124.80
                                                                        =======

  For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the re-demption of shares.

  The CDSL will be waived or reduced in the following instances:

  (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) dis-tributions from a custodial account under Code section 403(b)(7) or an indi-vidual retirement account (an "IRA") due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; and (f) in connection with the redemption of Class B or Class D shares of the Fund if it is combined with another Seligman Mutual Fund, or an-other similar reorganization transaction.

  If, with respect to a redemption of any Class B or Class D shares, which where were sold by a dealer (or which were acquired through an exchange of Original Shares sold by a dealer), the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion thereof paid by SFSI at the time of sale of such shares.

  For the period from the date Seligman Global Horizon Funds (the "Offshore Fund") commences offering its shares, until May 31, 1997, SFSI will reimburse any CDSL charged upon the redemption of Class B or Class D shares of any Se-ligman Mutual Fund by a non-U.S. resident alien investor who uses the redemp-tion proceeds to purchase Class B or Class A shares, respectively, of the Off-shore Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated, or any of its affiliates (collectively, "Merrill Lynch"). Merrill Lynch will, in turn, reimburse SFSI for the amount of CDSL so reimbursed by it over a period of four years.

  SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the mutual funds in the Selig-man Group. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representa-tives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the Rules of the National Association of Securities Dealers, Inc., as then in effect.

RIGHT OF ACCUMULATION IN PURCHASES OF SHARES OF THE OTHER SELIGMAN MUTUAL
FUNDS

  Since Class A shares are offered to investors at no sales load, only those shares of the Fund owned as a result of an exchange of shares from another mu-tual fund in the Seligman Group on which a sales load was paid will be in-cluded for purposes of determining a shareholder's eligibility for a reduced sales load on additional investments in Class A shares of the Seligman Mutual Funds sold with an initial sales load, as described in each fund's prospectus. To receive the reduced initial sales load on such additional investments, the shareholder or dealer will have to notify SFSI at the time of such additional investment of the value of the shares of the Fund acquired through an exchange and the value of the additional investment to be included in the calculation of the reduced sales initial load.

TELEPHONE TRANSACTIONS

  A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER/DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of the same class of another Seligman Mutual Fund,
(iii) change of a dividend option, and (iv) change of address. These services are separate from the Fund's existing Expedited Re-demption Service, which is primarily to wire a transfer or redemption proceeds to a shareholder's bank account. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

  For investors who purchase shares by completing and submitting an Account Application (except those accounts registered as trusts where the trustee and sole beneficiary are not the same person, corporations or group retirement plans): Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/dealer of record, as designated on the Account Application, will automatically receive telephone transaction services.

  For investors who purchase shares through a broker/dealer and do not submit an Account Application: Telephone services for a shareholder and the share-holder's representative may be elected by completing a supplemental election application available from the broker-dealer of record.

  For accounts registered as IRAs: Telephone services will include only ex-changes or address changes.

  For accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans: Telephone re-demptions are not permitted. Group retirement plans that may allow partici-pants to place telephone exchanges directly with the Fund must first provide a letter of authorization signed by the plan custodian or trustee, and provide a telephone services election form signed by each plan participant. Addition-ally, group retirement plans are not permitted to change a dividend or gain distribution option.

  All Seligman Mutual Funds with the same account number (i.e., registered ex-actly the same) as an existing account, including any new Seligman Mutual Fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental telephone services election form.

  For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

  During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares via telephone. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See "Redemp-tion of Shares" below.) Use of these other redemption or exchange procedures may result in the request being processed at a later time than if a telephone transaction had been used, and the Fund's net asset value may fluctuate during such periods.

  The Fund and Seligman Data Corp. will employ reasonable procedures to con-firm that instructions communicated by telephone are genuine. These will in-clude: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that in-structions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Tele-phone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s auto-mated telephone answering system. Shareholders, of course, may refuse or can-cel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SER-VICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER/DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of the addi-tion of telephone services to an existing account or termination of telephone services will be sent to the shareholder at the address of record.

REDEMPTION OF SHARES

  Upon receipt by Seligman Data Corp. of a proper request, the Fund will re-deem shares at their net asset value next determined less any applicable CDSL.

  FOR THE PROTECTION OF THE FUND AND ITS SHAREHOLDERS, NO REDEMPTION PROCEEDS WILL BE REMITTED WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL THE FUND RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT. INVESTORS DESIRING TO MAKE EARLIER USE OF THE EXPEDITED OR CHECK REDEMPTION SERVICES (DESCRIBED BELOW) SHOULD HAVE MONEY WIRED TO MELLON BANK, N.A. AS SET FORTH ABOVE.

  REGULAR REDEMPTION PROCEDURE. A shareholder may redeem shares in book credit ("uncertificated") form without charge, except a CDSL, if applicable, at any time BY SENDING A WRITTEN REQUEST TO Seligman Data Corp. at P.O. Box 3947, New York, NY 10008-3947 or if the request is to be sent by overnight delivery service to 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form without charge, except a CDSL, if applicable, by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power as-signed by all share owners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of instruction or endorsed stock power should specify the Fund name, account number, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests (i.e., requests to sell shares on a future date). If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or
(iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eli-gible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTA-TION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY A CORPORATION, EXECUTOR, ADMINISTRATOR, TRUSTEE, CUSTODIAN OR RETIREMENT PLAN. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSIS-TANCE.

  EXPEDITED REDEMPTION SERVICE. The Expedited Redemption Service allows a shareholder whose shares are uncertificated to request redemptions by telephone or by let-ter to Seligman Data Corp. without a signature guarantee. If a shareholder in-tends to use this Service, it should be elected on the initial Account Appli-cation. If a shareholder wishes to add this service subsequent to the estab-lishment of an account, the shareholder must provide a signature guaranteed letter of instruction that includes bank account information.

  Under the Expedited Redemption Service, Seligman Data Corp. will use reason-able commercial efforts to send the proceeds of shares redeemed, if $1,000 or more, on the next business day by wire to the shareholder's account at a do-mestic commercial bank which is a member of the Federal Reserve System or to a correspondent bank if the shareholder's bank is not a member. Failure of a correspondent bank to notify the shareholder's bank immediately may result in a delay in crediting the proceeds to the shareholder's bank account. Accord-ingly, proceeds may not necessarily be available to shareholders on the next business day. Proceeds of less than $1,000 and at the shareholder's option, any other amounts, will be mailed to the shareholder's address of record.

  Requests for expedited redemptions will not be accepted unless your account has a value of $2,000 or more and the Fund has a certified Taxpayer Identifi-cation Number on file. For information about the circumstances under which a shareholder may bear the risk for a fraudulent redemption via telephone, see "Telephone Transactions" above.

  TELEPHONE REDEMPTIONS. In addition to the Expedited Redemption Service, reg-ular telephone redemptions of uncertificated shares may be made once per day, in an amount up to $50,000 per fund account. Redemption proceeds will be by check only and sent to the shareholder's address of record.

  Telephone redemption requests, including Expedited Redemption, received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, will be processed as of the close of business on that day. All telephone redemption checks will be sent within seven calendar days and will be payable to all of the registered owners on the account. Re-demption requests to be payable by check will not be accepted within 30 days following an address change. Qualified Plans, IRAs or other retirement plans are not eligible for telephone redemptions.The Fund reserves the right to sus-pend or terminate its telephone redemption services at any time without no-tice.

  For more information about telephone redemptions and the circumstances under which a shareholder may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

  The Fund will not accept orders from securities dealers for the repurchase of shares. Shares trans-ferred to dealers will be subject to the redemption requirements of the Fund and Seligman Data Corp.

  CHECK REDEMPTION SERVICE. The Check Redemption Service allows a shareholder to request Seligman Data Corp. to provide redemption checks to be drawn on the shareholder's account in amounts of $500 or more. The shareholder may elect to use this service on the Account Application or by later written request to Se-ligman Data Corp. Shares for which certificates have been issued will not be available for redemption under this service. Holders of Class B shares may use this service, although check redemptions of Class B shares will be subject to a CDSL. Holders of Class D shares may use this service if the Original Class D shares relating thereto were purchased more than one year from the time of re-demption. Dividends continue to be earned until the check clears for payment. Use of this Service is subject to Boston Safe Deposit and Trust Co. rules and regulations covering checking accounts.

  There is no charge for use of checks. When honoring a check that was proc-essed for payment, Boston Safe Deposit and Trust Co. will cause the Fund to redeem exactly enough full and fractional shares from an account to cover the amount of the check. If shares are owned jointly, redemption checks will need to be signed by all per-sons unless otherwise elected on the Account Application, in which case a sin-gle signature will be acceptable.

  The shareholder should be certain there are adequate shares in the account to cover the amount of checks written. If insufficient shares are in the ac-count, the check will be returned marked "insufficient funds." Seligman Data Corp. will charge a $10.00 processing fee for any check redemption draft re-turned as uncollectable. This charge may be deducted from the account against which the check was drawn.

  Check Redemption books cannot be reordered unless the account has a value of $2,000 or more and the Fund has a certified Taxpayer Identification Number on file.

  Cancelled checks will be returned to a shareholder under separate cover the month after they clear. Redemption checks cannot be certified. The Check Re-demption Service may be terminated at any time by the Fund or Boston Safe De-posit and Trust Co. See "Terms and Conditions" on page 25.

  GENERAL. The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum amount speci-fied by the Fund's Board of Directors, which is presently $500. Shareholders would be sent a notice before the redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

  Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan") the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Class A, Class B and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund,
(ii) compensation to Service Organizations for providing administration, ac-counting and other shareholder services with respect to Fund shareholders, and
(iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and dis-tribution of such promotional materials and prospectuses to prospective in-vestors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discre-tion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

  Under the Plan, the Fund may reimburse SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of such shares. Such payments are not currently being made but may com-mence after April 30, 1998. It is expected that the proceeds from the distri-bution fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Or-ganizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.

  The Plan, as it relates to Class A shares, was approved by the Directors on March 19, 1992 and by the shareholders of the Fund on November 23, 1992. The Plan is reviewed by the Directors annually.

  Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective av-erage daily net asset value of the Class B and Class D shares. Proceeds from the Class B distribution fees are used to pay Service Organizations a continuing fee of up to .25% on an annual basis of the average net asset value of Class B shares attributable to particular Service Organiza-tions for providing personal service and/or the maintenance of shareholder ac-counts and will also be used by SFSI to defray the expense of 4% made by it to Service Organizations at the time of the sale of Class B shares. Proceeds from Class D distribution fees are used primarily to compensate Service Organiza-tions for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular Service Or-ganizations for providing personal service and/or the maintenance of share-holder accounts) and will initially be used by SFSI to defray certain expenses of the payment of 1% made by it to Service Organizations at the time of the sale of Class D shares (or at the time of sale of the Original Shares). The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D Shares may exceed the amounts received by it from Plan payments. Expenses of administration, shareholder services and distribution of Class B and Class D shares in one fiscal year of the Fund may be paid from Class B and Class D Plan fees, respectively, received from the Fund in any other fiscal year.

  The Plan as it relates to Class D shares was approved by the Directors on March 18, 1993 and became effective May 1, 1993. The total amount paid for the year ended December 31, 1996 by the Class D shares pursuant to the Plan was 1% per annum of the average daily net assets of Class D shares. The Plan as it relates to Class B shares was approved by the Directors on March 21, 1996. The total amount paid for the period ended December 31, 1996 by the Class B shares pursuant to the Plan was 1% per annum of the average daily net assets of Class B shares. The Plan is reviewed by the Directors annually.

  Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as broker/dealer of record for most share-holder accounts that do not have a designated broker/dealer of record includ-ing all such shareholder accounts established after April 1, 1995 and receives compensation for providing personal service and account maintenance to such accounts of record.

EXCHANGE PRIVILEGE

  Class A shares of the Fund which were acquired through an exchange of shares of any mutual fund in the Seligman Group which is sold with an initial sales load plus any additional shares acquired through invested dividends or gain distributions on such shares, and all cash dividends declared for the month to the date of the exchange, may be reexchanged at net asset value for Class A shares of any of the other mutual funds in the Seligman Group in states where such shares may be sold.

  However, if such Class A shares were acquired through direct purchase and not an exchange, the shares (plus any additional shares acquired through in-vested dividends on such shares) and all cash dividends declared for the month to the date of the exchange, must be exchanged at the applicable public offer-ing price, which includes an initial sales load.

  Class B shares may be exchanged for Class B shares of any other Seligman Mu-tual Fund and Class D shares may be exchanged for Class D shares of any other Seligman Mutual Fund, in each case at net asset value. If shares that are sub-ject to a CDSL are exchanged for shares of another fund, for purposes of as-sessing the CDSL payable upon the disposition of the exchanged shares, the calculation of the one year or six year holding period shall begin on the original date of purchase.

  Class B shareholders of the Fund exercising the exchange privilege will con-tinue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the

Fund's CDSL schedule if such schedule is higher or longer than the CDSL sched-ule relating to the Class B shares of the fund from which the exchange has been made.

  Exchange may be made by mail, or by telephone, if the shareholder has tele-phone services.

  The Seligman Mutual Funds available under the Exchange Privilege are:

 . SELIGMAN CAPITAL FUND, INC. seeks aggressive capital appreciation. Current income is not an objective.

 . SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

 . SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of com-panies in the communications, information and related industries to produce capital gain. Income is not an objective.

 . SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value; in-come may be considered but will only be incidental to the Fund's investment objective.

 . SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.

 . SELIGMAN HENDERSON GLOBAL FUND SERIES, INC. consists of the Seligman Hender-son International Fund, the Seligman Henderson Emerging Markets Growth Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Hender-son Global Smaller Companies Fund and the Seligman Henderson Global Technology Fund, of which seek long-term capital appreciation primarily by investing in companies either globally or internationally.

 . SELIGMAN HIGH INCOME FUND SERIES consists of the Seligman U.S. Government Securities Series and the Seligman High-Yield Bond Series which seek high cur-rent income by investing in debt securities.

 . SELIGMAN INCOME FUND, INC. seeks high current income and the possibility of improvement of future income and capital value.

 . SELIGMAN MUNICIPAL FUND SERIES, INC. consists of several State Series and a National Series. The National Municipal Series seeks to provide maximum income exempt from regular federal income taxes; individual state series, each seek-ing to maximize income exempt from regular federal income taxes and from per-sonal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)

 . SELIGMAN MUNICIPAL SERIES TRUST includes the Seligman California Municipal Quality Series, the Seligman California Municipal High-Yield Series, the Se-ligman Florida Municipal Series and the Seligman North Carolina Municipal Se-ries, each of which invests in municipal securities of its designated state. (Does not currently offer Class B shares.)

 . SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. invests in investment grade New Jersey municipal securities. (Does not currently offer Class B shares.)

 . SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES invests in investment grade Pennsylvania municipal securities. (Does not currently offer Class B shares.)


 . SELIGMAN VALUE FUND SERIES, INC. consists of the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund each of which seeks capital appre-ciation by investing in equity securities of value companies.

  All permitted exchanges will be based on the net asset values of the respec-tive funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time on any business day by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new ac-count by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, un-less otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends, Automatic Cash Withdrawal Service and Check Writing Privi-lege will not be carried over to the new fund account unless specifically re-quested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of a written exchange request together with cer-tificates representing shares to be exchanged in proper form.

  The Exchange Privilege via mail is generally applicable to investments in group retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the Seligman Mutual Funds are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.

  A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.

  Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange or-der may be processed by mail. For more information about telephone exchange privileges, which, unless objected to, are assigned to most shareholders auto-matically and the circumstances under which a shareholder may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes.

DIVIDENDS

  The Fund declares as a dividend substantially all of its net investment in-come each day that the NYSE is open for business. The Fund's net investment income for a Saturday, Sunday or holiday is declared as a dividend on the pre-ceding business day.

  Dividends are paid on the 25th day of each month (the "payable date") and invested in additional shares on the payable date using the net asset value of the ex-dividend date or, at the shareholder's election, paid in cash. However, if the 25th day of the month falls on a weekend or holiday on which the Fund or Mellon Bank, N.A. is closed, the dividend will be paid on the previous business day. Shareholders may elect (1) to receive dividends in shares or (2) to receive dividends in cash. Cash dividends are paid by check. If the payment option you prefer is not listed, contact Seligman Data Corp. at (800) 221-2450 to request information on other available options. If no election is made, dividends will be credited to the shareholder's account in additional shares of the Fund. Class B and Class D shares acquired through the payment of a div-idend and credited to a share-holder's account are not subject to a CDSL. In the case of prototype retirement plans, dividends are automatically reinvested in additional shares. Shareholders may elect to change their dividend option by writ-ing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. be-tween 8:30 a.m. and 6:00 p.m. Eastern time by either the shareholder or the broker/dealer of record on the account. A change in election must be received by Seligman Data Corp. before the record date for a dividend in order to be effective for such dividend.

  The per share dividends from net investment income on Class B shares and on Class D shares will be lower than the per share dividends on Class A shares as a result of the distribution fee applicable with respect to Class B shares and Class D shares. Per share dividends of the two classes may also differ as a result of differing class expenses.

  Shareholders exchanging shares of one mutual fund for shares of another mu-tual fund in the Seligman Group will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems, transfers or exchanges all shares in the share-holder's Fund account, the shareholder will receive on the redemption payment date the amount of all dividends declared for the period up to and including the date of redemption of the shares.

FEDERAL INCOME TAXES

  The Fund intends to continue to qualify as a regulated investment company under the Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year. Dividends from net investment income are taxed at or-dinary income rates to the shareholders, whether received in cash or rein-vested in additional shares, and are not eligible for the dividends received deduction for corporations.

  The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to share-holders in the calendar year in which it was earned by the Fund.

  UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTI-FIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DIVIDENDS AND DISTRIBUTIONS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTER-NAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEDUCTED FROM THE SHAREHOLDERS ACCOUNT AND OFFSET AGAINST ANY UN-DISTRIBUTED DIVIDENDS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

SHAREHOLDER INFORMATION

  Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corpo-rate Communications/Investor Relations Department, J. & W. Seligman & Co. In-corporated, 100 Park Avenue, New York, NY 10017 or by telephoning the Corpo-rate Communications/Investor Relations Department toll-free at (800) 221-7844 from all continental United States or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts may be re-quested by writing Shareholder Services, Seligman Data Corp, at the same ad-dress or by toll-free telephone (800) 221-2450 from all continental United States, or (212) 682-7600 outside the continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time and calls will be answered by a serv-ice representative.

  24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BAL-ANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIV AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DE-LIVERY OF DIVIDEND CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGES. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

  ACCOUNT SERVICES. Shareholders are sent confirmation of financial transac-tions in their account. Other investor services are available. These include:

 . INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional pur-chases of shares automatically by electronic funds transfer from a savings or checking account, if the bank that maintains the account is a member of the Automated Clearing House ("ACH"), or by preauthorized checks to be drawn on the shareholder's checking account at regular monthly intervals for fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be estab-lished concurrently with the Invest-A-Check(R) Service only if accompanied with a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option. For invest-ments in the Seligman Time Horizon MatrixSM Asset Allocation Program, the min-imum amount is 1,000 quarterly or $500 monthly. (See "Terms and Conditions" on page 25.)

 . AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more, from shares of a given class of the Fund into shares of the same class of any other Seligman Mutual Fund(s) registered in the same name. For exchanges into the Seligman Time Horizon MatrixSM Asset Allocation Program, the minimum amount is $500 at regular monthly intervals or $1,000 at regular quarterly intervals. The shareholder's Fund account must have a value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.

 . DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, account number, the name of the Fund and the class of shares in which the investment is to be made.)

 . AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to ma-turity. Accordingly, it will not normally be advisable to liquidate a CD be-fore its maturity.

 . AUTOMATIC CASH WITHDRAWAL SERVICE permits payments at regular intervals to be made to a shareholder who owns or purchases shares worth $5,000 or more held as book credits. Holders of Class B shares may elect to use this service immediately, although certain withdrawals may be subject to a CDSL. Holders of Class D Shares may elect to use this service if the Original Class D Shares relating thereto were purchased more than one year from the time of payment. (See "Terms and Conditions" on page 25.)

 . DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another Seligman Mutual Fund.

 . OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which will be deducted from a shareholder's account, if requested.

 . COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years back to 1977 are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

  TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for:

  --Individual Retirement Accounts (IRAs);

  --Savings Incentive Match Plans for Employees (SIMPLE IRAs);
  --Simplified Employee Pension Plans (SEPs);
  --Section 401(k) Plans for corporations and their employees;
  --Section 403(b)(7) Plans for employees of public school systems and certain non-profit organizations who wish to make deferred compensation arrangements; and

  --Money Purchase Pension and Profit Sharing Plans for sole proprietorships, individuals, corporations and partnerships.

  These types of plans may be established only upon receipt of a written ap-plication form. The Fund may register an IRA investment for which no account application has been received as an ordinary taxable account.

  For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephone toll-free (800) 445-1777 from all continental United States. You also may receive information through an au-thorized dealer.

YIELD

  From time to time the Fund advertises its "yield" and "effective yield" each of which are calculated separately for Class A, Class B and Class D shares. THESE YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a class refers to the income gen-erated by an investment in the class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is as-sumed to be generated each week over a 52-week period and is shown as a per-centage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

ORGANIZATION AND CAPITALIZATION

  The Fund is a diversified, open-end management investment company, incorpo-rated in Maryland on July 12, 1976 and which commenced operations in 1977.

  Each share of the capital stock of the Fund has a par value of 1 cent per share. The Fund is divided into three classes. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Each share is fully paid and non-assessable, and each is freely transferable.

                                   APPENDIX

  As compensation for the services performed and the facilities and personnel provided by the Manager, the Fund will pay to the Manager promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Fund at the close of business on the previous business day. For this purpose, the term "Applicable Percentage" means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by (ii) the Fee Base.

  The term "Fee Amount" means the sum on an annual basis of:

    .45 of 1% of the first $4 billion of Fee Base,

    .425 of 1% of the next $2 billion of Fee Base,

    .40 of 1% of the next $2 billion of Fee Base, and

    .375 of 1% of Fee Base in excess of $8 billion.

  The term "Fee Base" as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which the Manager or any affiliated company acts as investment manager or adviser (including the Fund).

                             TERMS AND CONDITIONS

                          GENERAL ACCOUNT INFORMATION

  Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value at the close of business on the day payment is received. If a check in payment of a purchase of Fund shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in a shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive divi-dends from investment income in shares or in cash according to the option elected. Dividend options may be changed by notifying Seligman Data Corp. These option changes must be received by Seligman Data Corp. on or before the record date for the dividend in order to be effective for that dividend. Stock certificates will not be issued, unless requested. Replacement stock certifi-cates will be subject to a surety fee.

                           INVEST-A-CHECK(R) SERVICE

  The Invest-A-Check(R) Service is available to all shareholders. The applica-tion is subject to acceptance by the shareholder's bank and Seligman Data Corp. The electronic funds transfer ("ACH debit") or preauthorized check in the amount specified will be drawn automatically on your bank on the fifth day (unless otherwise specified) of each month (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the net asset value at the close of business on the same date. After the initial investment, the value of shares held in a share-holder's account must equal not less than two regularly scheduled investments. If an ACH debit or preauthorized check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the In-vest-A-Check(R) Service may be suspended. In the event that a check is re-turned uncollectable, Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be deducted from the shareholder's account. The Invest-A-Check(R) Service may be reinstated upon written request indicating that the cause of interruption has been corrected. The Invest-A-Check(R) Serv-ice may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event a shareholder exchanges all of the shares from one mutual fund in the Seligman Group to another, the share-holder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of at least $100 in connection with the monthly investment option or $250 in connection with the quarterly investment option. If a shareholder uses the Invest-A-Check(R) Service to make an IRA investment, the purchase will be credited as a current year contribution. If a shareholder uses the In-vest-A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution. In the event of a partial exchange, Invest-A-Check(R) Service will be contin-ued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made.

                       AUTOMATIC CASH WITHDRAWAL SERVICE

  The Automatic Cash Withdrawal Service is available to Class A shareholders, to Class B shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment and any applicable CDSL. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday), less, in the case of Class B shares, any applicable CDSL. Under this Service, a Class B shareholder who requests both dividends and distributions in additional shares may withdraw up to 12% of the value of the shareholder's fund account (at the time of election) per annum, without the imposition of a CDSL. A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be termi-nated by the shareholder at any time by writing to Seligman Data Corp. Selig-man Data Corp. also reserves the right to terminate the Service. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payment in ex-cess of dividend income invested will reduce and ultimately exhaust capital.

                           CHECK REDEMPTION SERVICE

  The Check Redemption Service is available to all Class A shareholders, to Class B shareholders and to Class D shareholders with respect to Class D shares held for one year or more.

  If shares are held in joint names, all shareholders must sign the Check Re-demption section of the Account Application. All checks will require all sig-natures unless a lesser number is indicated in the Check Redemption section. Accounts in the names of corporations, trusts, partnerships, etc. must list all authorized signatories.

  In all cases, each signator guarantees the genuineness of the other signa-ture(s). Checks may not be drawn for less than $500.

  The shareholder authorizes Boston Safe Deposit and Trust Co. to honor the checks drawn by the shareholder on the account of Seligman Cash Management Fund, Inc. and to effect a redemption of sufficient shares in the sharehold-er's account to cover payment of the check and, in the case of Class B shares, any applicable CDSL.

  Boston Safe Deposit and Trust Co. shall be liable only for its own negli-gence. Seligman Cash Management Fund, Inc. will not be liable for any loss, expense or cost arising out of check redemptions. Seligman Cash Management Fund, Inc. reserves the right to change, modify or terminate this Service at any time upon notification mailed to the address of record of the sharehold-er(s).

  Seligman Data Corp. will charge a $10.00 service fee for any check redemp-tion draft returned marked "unpaid". This fee will be deducted from the ac-count against which the check was drawn. NO REDEMPTION PROCEEDS WILL BE REMIT-TED TO SHAREHOLDERS WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTI-
FIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

                                                                      5/97

Seligman
Cash
Management
Fund, Inc.
=====================================================
100 Park Avenue
New York, New York 10017


INVESTMENT MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017


GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017


SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017


PORTFOLIO SECURITIES CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105


GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004


=====================================================
                                   PROSPECTUS

                                    Seligman
                                      Cash
                                   Management
                                   Fund, Inc.

                                  May 1, 1997

[Logo Appears Here]

=====================================================
                              A Money Market Fund
                                In Its 22nd Year

TXCM1 5/97

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 1997
                      SELIGMAN CASH MANAGEMENT FUND, INC.

                                100 Park Avenue
                           New York, New York  10017
                     New York City Telephone (212) 850-1864
        Toll Free Telephone (800) 221-2450 all continental United States
      For Retirement Plan Information - Toll Free Telephone (800) 445-1777

          This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Cash Management Fund, Inc., (the "Fund") dated May 1, 1997. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.

          The Fund offers three classes of shares. Class A shares may be purchased at net asset value. Class A shares are sold subject to an annual service fee of up to .25% of the average daily net asset value of the Class A shares. Such service fee will not be charged until after April 30, 1998. Class B shares and Class D shares are available only through an exchange of shares of another mutual fund in the Seligman Group offering Class B shares ("Original Class B shares") or Class D shares ("Original Class D shares"), respectively, or through securities dealers or other financial intermediaries, to facilitate periodic investments in Class B shares or Class D shares, respectively, of other Seligman Mutual Funds. Class B shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL"), if applicable, of 5% on redemptions in the first year after issuance of such shares (or, in the case of Class B shares acquired upon exchange, the issuance of the Original Class B Shares), declining to 1% in the sixth year and thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). In addition, Class B shares and Class D shares are each subject to an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of their respective class.

          Each Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class B shares and Class D shares bear higher ongoing fees that generally will cause the Class B shares and Class D shares to have higher expense ratios and pay lower dividends that Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.

                               TABLE OF CONTENTS


                                                                            Page
Investment Objectives and Policies...........................................2
Calculation of Yield.........................................................2
Investment Limitations.......................................................3
Directors and Officers.......................................................4
Management and Expenses......................................................7
Administration, Shareholder Services and Distribution Plan...................9
Purchase and Redemption of Fund Shares......................................10
Net Asset Value Per Share...................................................10
General Information.........................................................11
Financial Statements........................................................11
Appendix A..................................................................12
Appendix B..................................................................14

TXCM1A


                       INVESTMENT OBJECTIVES AND POLICIES

  As stated in the Prospectus, the Fund's objectives are to preserve capital and to maximize liquidity and current income. Investments in the Fund are neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  The Fund invests in high-quality money market instruments, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, obligations of domestic and foreign commercial banks, commercial paper and high-grade short-term debt securities (such as bonds and notes). The Fund may enter into repurchase agreements with respect to these securities. A more complete description of the investments and ratings of investments the Fund may make is contained in Appendix A.

Lending of Portfolio Securities

  As stated in the Prospectus, the Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund has not loaned any portfolio securities to date.

                              CALCULATION OF YIELD

  The current and effective yields of the Class A, Class B and Class D shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The current and effective yields of the Fund's Class B shares and Class D shares are computed in the same manner. Class B shares and Class D shares are subject to a CDSL if shares are held for less than six years (for Class B shares) or less than one year (for Class D shares). Because Class B shares and Class D shares bear a higher distribution fee than the Class A shares, the yield of Class B shares and Class D shares will be lower than the yield of Class A shares.

  The following are examples of the yield calculations for Class A, Class B and Class D shares for the seven-day period ended December 31, 1996.

                                  Class A shares  Class B shares  Class D shares
                                  --------------  --------------  --------------

Total dividends per share from      $0.000872       $0.000692        $0.000686
net investment income (seven
days ended December 31, 1996)

Annualized (365 day basis)           0.045469        0.036083         0.035770

Average net asset value per share    1.000           1.000            1.000

Annualized historical net yield      4.54%*          3.60%*           3.58%*
per share for seven calendar days
ended December 31, 1996

Effective yield (seven days          4.65%**         3.67%**          3.64%**
ended December 31, 1996)


Weighted average life to maturity of investments was 32 days at December 31, 1996.

* This represents the annualized average net investment income per share for the seven days ended December 31, 1996.

** Annualized average of net investment income for the same period with dividends reinvested.

                                 INVESTMENT LIMITATIONS

  Under the Fund's fundamental policies, which cannot be changed except by a vote of a majority of its outstanding voting securities, the Fund may not:

- Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

- Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

- Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

- Underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options;

- Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies;

- Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities;

- Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

- Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

- Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

- Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

- Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization./*/

   Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.


------------------------
/*/ The Fund has applied for, and expects to receive, an exemptive order from the Securities and Exchange Commission that would permit it to purchase shares of other investment companies advised by the Manager for the limited purpose of hedging its obligations in connection with the deferred fee arrangement for outside directors referred to under "Directors and Officers" below.

                                 DIRECTORS AND OFFICERS

  Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

WILLIAM C. MORRIS*  Director, Chairman of the Board, Chief Executive Officer and
 (59)               Chairman of the Executive Committee


                    Chairman, J. & W. Seligman & Co. Incorporated, investment managers and advisers; and Seligman Advisors, Inc., advisers; Chairman and Chief Executive Officer, the Seligman
                    Group of Investment Companies; Chairman, Seligman Financial
                    Services, Inc., broker/dealer; Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp., shareholder service agent; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company
                    Institute; formerly, President, J. & W. Seligman & Co.
                    Incorporated; Chairman, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company; and Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

BRIAN T. ZINO*      Director, President and Member of the Executive Committee
 (44)
                    Director and President, J. & W. Seligman & Co. Incorporated,
                    investment managers and advisers; President (with the
                    exception of Seligman Quality Municipal Fund, Inc. and
                    Seligman Select Municipal Fund, Inc.) and Director or
                    Trustee, the Seligman Group of Investment Companies; and
                    Seligman Advisors, Inc., advisers; Chairman and President,
                    Seligman Data Corp., shareholder service agent; and
                    Director, Seligman Financial Services, Inc., broker/dealer;
                    Seligman Services, Inc., broker/dealer; and Seligman
                    Henderson Co., advisers; formerly, Director, Seligman
                    Securities, Inc., broker/dealer; and J. & W. Seligman Trust
                    Company, trust company.

JOHN R. GALVIN      Director
 (67)
                    Dean, Fletcher School of Law and Diplomacy at Tufts
                    University; Director or Trustee, the Seligman Group of
                    Investment Companies; Chairman, American Council on Germany;
                    a Governor of the Center for Creative Leadership; Director,
                    USLIFE Corporation, life insurance; National Committee on
                    U.S.-China Relations, National Defense University; the
                    Institute for Defense Analysis; and Raytheon Co.,
                    electronics; and Consultant, Thomson CSF, electronics;
                    formerly, Ambassador, U.S. State Department; Distinguished
                    Policy Analyst at Ohio State University and Olin
                    Distinguished Professor of National Security Studies at the
                    United States Military Academy. From June, 1987 to June,
                    1992, he was the Supreme Allied Commander, Europe and the
                    Commander-in-Chief, United States European Command.
                    Tufts University, Packard Avenue, Medford, MA  02155

ALICE S. ILCHMAN    Director
 (62)
                    President, Sarah Lawrence College; Director or Trustee, the
                    Seligman Group of Investment Companies; Chairman, The
                    Rockefeller Foundation, charitable foundation; and Director,
                    NYNEX, telephone company; and the Committee for Economic
                    Development; formerly, Trustee, The Markle Foundation,
                    philanthropic organization; and Director, International
                    Research and Exchange Board, intellectual exchanges.
                    Sarah Lawrence College, Bronxville, NY  10708



FRANK A. McPHERSON  Director
 (64)
                       Director, various corporations; Director or Trustee, the
                       Seligman Group of Investment Companies; Kimberly-Clark
                       Corporation, consumer products, Bank of Oklahoma Holding
                       Company, American Petroleum Institute, Oklahoma City
                       Chamber of Commerce, Baptist Medical Center, Oklahoma
                       Chapter of the Nature Conservancy, Oklahoma Medical
                       Research Foundation and United Way Advisory Board;
                       Chairman, Oklahoma City Public Schools Foundation; and
                       Member of the Business Roundtable and National Petroleum
                       Council; formerly, Chairman of the Board and Chief
                       Executive Officer, Kerr-McGee Corporation, energy and
                       chemicals.
                       123 Robert S. Kerr Avenue, Oklahoma City, OK  73102

JOHN E. MEROW*         Director
 (67)
                       Retired Chairman and Senior Partner, Sullivan & Cromwell,
                       law firm; Director or Trustee, the Seligman Group of
                       Investment Companies; Municipal Art Society of New York;
                       Commonwealth Aluminum Corporation; the U. S. Council for
                       International Business; and the U. S.-New Zealand
                       Council; Chairman, American Australian Association;
                       Member of the American Law Institute and Council on
                       Foreign Relations; and Member of the Board of Governors
                       of the Foreign Policy Association and The New York
                       Hospital.

                       125 Broad Street, New York, NY  10004

BETSY S. MICHEL        Director
 (54)
                       Attorney; Director or Trustee, the Seligman Group of
                       Investment Companies; Trustee, Geraldine R. Dodge
                       Foundation, charitable foundation; and Chairman of the
                       Board of Trustees of St. George's School (Newport, RI);
                       formerly, Director, the National Association of
                       Independent Schools (Washington, DC).
                       St. Bernard's Road, P.O. Box 449, Gladstone, NJ  07934

JAMES C. PITNEY        Director
 (70)
                       Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm;
                       Director or Trustee, the Seligman Group of Investment
                       Companies; and Public Service Enterprise Group, public
                       utility. Park Avenue at Morris County, P.O. Box 1945,
                       Morristown, NJ 07962-1945

JAMES Q. RIORDAN       Director
 (69)
                       Director, various corporations; Director or Trustee, the
                       Seligman Group of Investment Companies; The Houston
                       Exploration Company; The Brooklyn Museum; The Brooklyn
                       Union Gas Company; The Committee for Economic
                       Development; Dow Jones & Co., Inc.; and Public
                       Broadcasting Service; formerly, Co-Chairman of the Policy
                       Council of the Tax Foundation; Director and Vice
                       Chairman, Mobil Corporation; Director, Tesoro Petroleum
                       Companies, Inc.; and Director and President, Bekaert
                       Corporation. 675 Third Avenue, Suite 3004, New York, NY
                       10017

RONALD T. SCHROEDER*   Director and Member of the Executive Committee
 (49)
                       Director, Managing Director and Chief Investment Officer,
                       Institutional, J. & W. Seligman & Co. Incorporated,
                       investment managers and advisers; and Seligman Advisors,
                       Inc., advisers; Director or Trustee, the Seligman Group
                       of Investment Companies; Director, Seligman Holdings,
                       Inc., holding company; Seligman Financial Services, Inc.,
                       broker/dealer; and Seligman Services, Inc.,
                       broker/dealer; formerly, President, the Seligman Group of
                       Investment Companies, except Seligman Quality Municipal
                       Fund, Inc. and Seligman Select Municipal Fund, Inc.; and
                       Director, Seligman Data Corp., shareholder service agent;
                       Seligman Henderson Co., advisers; J. & W. Seligman Trust
                       Company, trust company; and Seligman Securities, Inc.,
                       broker/dealer.


ROBERT L. SHAFER       Director
 (64)
                       Director, various corporations; Director or Trustee, the
                       Seligman Group of Investment Companies; and USLIFE
                       Corporation, life insurance; formerly, Vice President,
                       Pfizer Inc., pharmaceuticals.
                       235 East 42nd Street, New York, NY  10017

JAMES N. WHITSON       Director
 (62)
                       Executive Vice President, Chief Operating Officer and
                       Director, Sammons Enterprises, Inc.; Director or Trustee,
                       the Seligman Group of Investment Companies; Red Man Pipe
                       and Supply Company, piping and other materials; and C-
                       SPAN.
                       300 Crescent Court, Suite 700, Dallas, TX  75201

LEONARD J. LOVITO      Vice President and Portfolio Manager
 (37)
                       Vice President, Investment Officer, J. & W. Seligman &
                       Co. Incorporated, investment managers and advisers; Vice
                       President and Portfolio Manager, two other open-end
                       investment companies in the Seligman Group of Investment
                       Companies.

LAWRENCE P. VOGEL      Vice President
 (40)
                       Senior Vice President, Finance, J. & W. Seligman & Co.
                       Incorporated, investment managers and advisers; Seligman
                       Financial Services, Inc., broker/dealer; Seligman
                       Advisors, Inc., advisers; and Seligman Data Corp.,
                       shareholder service agent; Vice President, the Seligman
                       Group of Investment Companies; and Seligman Services,
                       Inc. broker/dealer; and Treasurer, Seligman Holdings,
                       Inc., holding company; and Seligman Henderson Co.,
                       advisors; formerly, Senior Vice President, Seligman
                       Securities, Inc., broker/dealer; and Senior Vice
                       President, J. & W. Seligman Trust Company, trust company.

FRANK J. NASTA         Secretary
 (32)
                       Senior Vice President, Law and Regulation and Corporate
                       Secretary, J. & W. Seligman & Co. Incorporated,
                       investment managers and advisers; Corporate Secretary,
                       the Seligman Group of Investment Companies; Seligman
                       Advisors, Inc., advisers; Seligman Financial Services,
                       Inc., broker/dealer; Seligman Henderson Co., advisers;
                       Seligman Services, Inc., broker/dealer; and Seligman Data
                       Corp. shareholder service agent; formerly, Secretary, J.
                       & W. Seligman Trust Company, trust company; and attorney,
                       Seward and Kissel, law firm.

THOMAS G. ROSE         Treasurer
 (39)
                       Treasurer, the Seligman Group of Investment Companies;
                       and Seligman Data Corp., shareholder service agent;
                       formerly, Treasurer, American Investors Advisors, Inc.
                       and the American Investors Family of Funds.


  The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                               Compensation Table





                                                  Pension or           Total Compensation
                                Aggregate     Retirement Benefits        from Fund and
         Name and             Compensation     Accrued as part of       Fund Complex Paid
    Position with Fund        from Fund(1)      Fund Expenses          to Directors (1)(2)
    ------------------        ------------      -------------          -------------------

 William C. Morris,
  Director and Chairman            N/A               N/A                         N/A
 Brian T. Zino
  Director and President           N/A               N/A                         N/A
 Ronald T. Schroeder, Director     N/A               N/A                         N/A
 Fred E. Brown, Director**         N/A               N/A                         N/A
 John R. Galvin, Director       $2,459.28            N/A                     $65,000.00
 Alice S. Ilchman, Director      2,495.00            N/A                      66,000.00
 Frank A. McPherson, Director    2,459.28            N/A                      65,000.00
 John E. Merow, Director         2,495.00(d)         N/A                      66,000.00(d)
 Betsy S. Michel, Director       2,495.00            N/A                      66,000.00
 James C. Pitney, Director       2,459.28            N/A                      65,000.00
 James Q. Riordan, Director      2,495.00            N/A                      66,000.00
 Robert L. Shafer, Director      2,495.00            N/A                      66,000.00
 James N. Whitson, Director      2,495.00(d)         N/A                      66,000.00(d)

----------------------

(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1996.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of eighteen investment companies.

**  Retired March 20, 1997.

(d) Deferred.

  The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such interest is included in the directors' fees and expenses, and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements. The total amounts of deferred compensation (including interest) payable in respect of the Fund to Messrs. Merow and Whitson as of December 31, 1996 were $67,637 and $11,167, respectively. After January 1, 1997, Mr. Merow no longer defers current compensation. Mr. Pitney no longer defers current compensation; however, he has accrued deferred compensation in the amount of $62,888 as of December 31, 1996. The Fund has applied for, and expects to receive, exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (i) the interest rate on short-term Treasury bills, or
(ii) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

  Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies in the Seligman Group.

  Directors and officers of the Fund as a group owned directly or indirectly 7,357,955 shares or 3.2% of the Fund's Class A Capital Stock at March 31, 1997. As of that date, no Directors or officers owned shares of the Fund's Class B or Class D Capital Stock.

                                 MANAGEMENT AND EXPENSES

  Under the Management Agreement, dated December 29, 1988, as amended May 15, 1991, subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

  The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, based on a percentage of the daily net assets of the Fund. The method for determining this percentage is set forth in the Appendix of the Prospectus. The management fee amounted to $846,790 in 1996, $818,740 in 1995 and $779,345 in 1994 , which was equivalent to annual rates of .41%, .43% and
 .44%, respectively, of the average daily net assets of the Fund in 1996, 1995, and 1994. During the year ended December 31, 1994, the Manager reimbursed expenses of Class D shares equal to $16,822.

  The Fund pays all its expenses other than those assumed by the Manager, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Fund's expenses are allocated in a manner determined by the Board of Directors to be fair and equitable.

  The Management Agreement was initially approved by the Board of Directors on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on January 17, 1991, and by the shareholders at a special meeting on April 10, 1991. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) if the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

  The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.

  Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

  The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

  Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

          ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

  The Fund has adopted an Administration, Shareholder Services and Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

  The Plan was approved on July 16, 1992 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on November 23, 1992. Although the Plan became effective in respect of the Class A shares on January 1, 1993, the Manager has elected to currently waive the fee. Payments may not commence until after April 30, 1998. The Plan as it relates to Class B shares was approved by the Directors on March 21, 1996 and became effective with respect to the Class B shares on April 22, 1996. The Plan was approved in respect of the Class D shares on March 18, 1993 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on May 1, 1993. The Plan will continue in effect through December 31 of each year so long as such continuance is approved by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class of shares without the approval of a majority of the outstanding voting securities of such class. If the amount payable with respect to Class A shares under the Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.

  Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Financial Services, Inc. ("SFSI") and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Fund did not make payments under the Plan with respect to Class A shares during the year ended December 31, 1996. For the period ended December 31, 1996, fees incurred by the Fund in respect of Class B shares amounted to $8,128, or 1.00% per annum of the average daily net assets of Class B shares. Of this amount, 0.725% per annum was paid directly to FEP Capital, L.P. ("FEP") to compensate it for having funded, at the time of sale
(i) the 4% commission paid to selling brokers and (ii) a payment of 0.25% of sales to SFSI; 0.025% per annum was paid to SFSI; and the remaining 0.25% per annum was paid to SFSI which, in turn, made an equal payment to Service Organizations for providing personal services and/or maintenance of shareholder accounts. For the year ended December 31, 1996, fees incurred in respect of Class D shares amounted to $142,672, or 1.00% per annum of the average daily net assets of Class D shares. This amount was paid to SFSI and, in the first twelve months after a sale, reimbursed it primarily for the 1% payment made to dealers at the time of sale and for certain other direct distribution costs. After the first twelve months, fees paid to SFSI are used to pay a continuing fee to Service Organizations.

  The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

  Effective April 1, 1995, Seligman Services, Inc. ("SSI"), an affiliate of the Manager, became eligible to receive distribution and service fees pursuant to the Plan. For the year ended December 31, 1996 and for the period ended December 31, 1995, SSI received distribution and service fees of $10,159 and $335, respectively, pursuant to the Plan.

                    PURCHASE AND REDEMPTION OF FUND SHARES

  The Fund issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share. Class B shares and Class D shares, which are available only through an exchange of shares of another Seligman Mutual Fund offering Class B shares ("Original Class B Shares") or Class D shares ("Original Class D shares"), respectively, at net asset value, or through securities dealers or other financial intermediaries, to facilitate periodic investments in Class B shares or Class D shares, respectively, of other mutual funds in the Seligman Group. Class B shares are sold without an initial sales load but are subject to a CDSL, if applicable, of 5% on redemptions in the first year after issuance of such shares (or, in the case of Class B shares acquired upon exchange, the issuance of the Original Class B Shares), declining to 1.00% in the sixth year and 0.00% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions without one year of purchase (or, in the case of Class D shares acquired upon exchange, the purchase of the Original Class D Shares). See "Alternative Distribution System," "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

  Regardless of the method of redemption, a check for the proceeds ordinarily will be sent within seven calendar days following redemption. Payment may be made in securities, subject to the review of some state securities commissions, or postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the New York Stock Exchange during periods of emergency, or during such other periods as ordered by the Securities and Exchange Commission. If payment were to be made in securities, shareholders receiving securities could incur certain transaction costs.

  The Fund will not accept orders from securities dealers for the repurchase of shares. Shares transferred to dealers will be subject to the redemption requirements of the Fund and Seligman Data Corp.

                           NET ASSET VALUE PER SHARE

  The net asset value per share is determined as of the close of trading on the New York Stock Exchange ("NYSE"), (normally, 4:00 p.m. Eastern time), on days on which the Fund is open for business. The Fund's office is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is computed by dividing the value of the net assets (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such Portfolio. All expenses, including the Manager's fee, are accrued daily and taken into account for the purpose of determining its net asset value.

  Pursuant to Rule 2a-7 under the 1940 Act, the Fund's portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost resulted in lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors would receive less investment income. The converse is true in a period of rising interest rates.

  The order permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market markers, values obtained from yield data relating to classes of money market instruments or U.S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. The Fund will not maintain a dollar-weighted average portfolio maturity in excess of 90 days. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

                              GENERAL INFORMATION

  It is the intention of the Fund not to hold Annual Meetings of Shareholders. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation.

  Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other classes without further action by shareholders. The Investment Company Act of 1940 requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

  Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                             FINANCIAL STATEMENTS

  The Annual Report to Shareholders for the year ended December 31, 1996 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments as of December 31, 1996, as well as certain other financial information as of that date. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.

                                  APPENDIX A

Description of Permissible Investments:

  U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS - are securities issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as U.S. Treasury bills, notes, and bonds; others are guaranteed by the U.S. Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Administration. There can be no assurance that the U.S. Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

  REPURCHASE AGREEMENTS - involve the purchase of obligations and the simultaneous agreement to resell the same obligations on demand or at a future specified date and at an agreed upon price. Such transactions afford an opportunity to earn a return which is only temporarily available.

  NEGOTIABLE CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specified rate of return, and are negotiable.

  BANKERS' ACCEPTANCES - are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

  FIXED TIME DEPOSITS - represent funds deposited in a bank. They are for a definite period of time and earn a specified rate of return. Unlike negotiable certificates of deposit, they do not have a market, and they may be subject to penalties for early withdrawal of funds. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks.

  COMMERCIAL PAPER - refers to promissory notes issued by corporations to finance short-term credit needs.

  CORPORATE DEBT SECURITIES - include bonds and notes issued by corporations to finance longer-term credit needs.

Description of A-1 and P-1 Commercial Paper Ratings:

  The ratings A-1+ and A-1 are the highest commercial paper ratings assigned by Standard & Poor's Rating Service. Paper rated A-1+ has the highest rating and is regarded as having the greatest capacity for timely payment. Paper rated A-1 indicates that the degree of safety regarding timely payment is very strong. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

  The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Description of Bond Ratings:

  Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Bonds rated in the Aa group (Aa1, Aa2, Aa3) by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

                                  APPENDIX B

                HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

  Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

  Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

 .    Helps finance America's fledgling railroads through underwriting.
 .    Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
 .    Becomes a prominent underwriter of corporate securities, including New York
     Mutual Gas Light Company, later part of Consolidated Edison.
 .    Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
 .    Is appointed U.S. Navy fiscal agent by President Grant.
 .    Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

 .    Helps Congress finance the building of the Panama Canal.

 ..1910s

 .    Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

 .    Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

 .    Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

 .    Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
 .    Establishes Investment Advisory Service.

 ...1940s

 .    Helps shape the Investment Company Act of 1940.
 .    Leads in the purchase and subsequent sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
 .    Assumes management of National Investors Corporation, today Seligman Growth
     Fund, Inc.
 .    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

 .    Develops new open-end investment companies.  Today, manages more than 40 mutual fund portfolios.
 .    Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
 .    Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

 .    Introduces Seligman Select Municipal Fund and Seligman Quality Municipal
     Fund, two closed-end funds that invest in high-quality municipal bonds.
 .    In 1991 establishes a joint venture with Henderson plc, of London, known as
     Seligman Henderson Co., to offer global investment products.
 .    Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
 .    Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
 .    Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                        SELIGMAN FINANCIAL SERVICES, INC.
                                 an affiliate of
                        [LOGO OF SELIGMAN APPEARS HERE]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
                               21ST ANNUAL REPORT


--------------------------------------------------------------------------------
                                    SELIGMAN
                                      CASH
                                   MANAGEMENT
                                   FUND, INC.
--------------------------------------------------------------------------------


                                December 31, 1996


                        [LOGO OF SELIGAN APPEARS HERE]
--------------------------------------------------------------------------------
                               A Money Market Fund
                               Established in 1977

================================================================================
SELIGMAN CASH MANAGEMENT FUND, INC.
--------------------------------------------------------------------------------

     A money market mutual fund that seeks to preserve capital and to maximize liquidity and current income by investing in high-quality money market instruments.


HIGHLIGHTS OF 1996
-------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS A            CLASS B               CLASS D
-------------------------------------------------------------------------------------------------------------------------
Net Assets...........................................               $208,949,614        $2,493,437            $22,309,114
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share............................                      $1.00             $1.00                  $1.00
Number of Shareholders...............................                     11,432               156                  1,234
-------------------------------------------------------------------------------------------------------------------------
Dividends............................................                      $.046             $.025*                 $.036
-------------------------------------------------------------------------------------------------------------------------
Annualized Net Yield per Share.......................                      4.61%             3.58%*                 3.61%
Annualized Effective Yield per Share with
    Dividends Invested Monthly.......................                      4.71%             3.64%*                 3.67%
-------------------------------------------------------------------------------------------------------------------------

Investments in the Fund are neither insured nor guaranteed by the US Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

*From April 22, 1996 (commencement of operations).

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------


     Overall, Seligman Cash Management Fund provided a solid yield in 1996 while it continued to invest in only the highest quality money market instruments. The Fund's yield at year-end 1996 was slightly lower than at year-end 1995, as the Federal Reserve Board did not increase the fed funds rate after an initial lowering in February 1996.

     Nineteen ninety-six was a challenging year for the fixed-income markets. In the short-term securities market, yields improved gradually, recovering from the lows reached after the February reduction in the fed funds rate -- the interest rate charged for interbank loans. The increase in the rate of economic growth in the second quarter supported the assumption that the Fed would increase short-term interest rates for a time, and yields on money market securities improved. However, the lack of any noticeable increases in inflationary indicators provided the support necessary to maintain the fed funds rate at 5.25% through December 1996, down from the 5.50% rate at the end of December 1995. Further, the yield on the benchmark three-month Treasury bill, which moves rapidly in response to changes in the economic environment, ended the year at 5.17%, modestly higher than the 5.05% yield at year-end 1995.

     Currently, there are no clear indications that there will be either runaway economic expansion or recession in 1997. Looking ahead, the environment for the fixed-income markets and investors remains generally positive, given continued modest economic growth, low inflation, and bipartisan efforts to balance the federal budget without raising taxes. While we always recognize that there could be further short-term volatility, we remain positive about the long-term outlook for the fixed-income markets and your Fund.

     A discussion with your Portfolio Manager and the Fund's portfolio of investments follow this letter.

     We thank you for your interest in Seligman Cash Management Fund, and look forward to serving your investment needs in the many years to come.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                               /s/ Brian T. Zino
                                                               -----------------
                                                                   Brian T. Zino
                                                                       President


January 31, 1997

================================================================================
INTERVIEW WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[PICTURE APPEARS HERE]

Seligman Taxable Fixed Income Team: (from left) Nicholas Walsh, James Auchterlonie, (seated) Leonard J. Lovito (Portfolio Manager), Susan Egan

LEONARD J. LOVITO is a Vice President of J. & W. Seligman & Co. Incorporated and Vice President and Portfolio Manager of Seligman Cash Management Fund. He also serves as Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series, and Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Bond and Seligman Cash Management Portfolios. Mr. Lovito joined Seligman in 1984 as a fixed-income analyst and has more than 13 years of fixed-income trading and portfolio management experience. Mr. Lovito is supported by a team of seasoned research professionals who assist him in selecting investments in accordance with your Fund's objective.



WHICH ECONOMIC FACTORS AFFECTED SELIGMAN CASH MANAGEMENT FUND IN THE LAST 12 MONTHS?

"In February 1996, the Federal Reserve Board made its only adjustment to short-term interest rates in the year, lowering the fed funds rate by 0.25%. The adjustment was in response to the slowdown in economic growth that began during 1995. This slower growth trend was expected to continue throughout 1996, as were further cuts in interest rates. However, the rate of economic growth began to pick up in the second quarter of 1996, and remained stable throughout the rest of the year. Consequently, the fed funds rate remained unchanged.

     "Any adjustment to short-term interest rates has an immediate impact on money market rates, and the February reduction was no exception. Therefore, the rates on the types of money market instruments your Fund invests in declined in the first half of 1996. However, the economic picture improved and fears of inflationary pressure emerged, increasing the possibility that interest rates would be raised. In this environment, money market rates reversed their course and recovered some of the ground lost earlier in the year. The ultimate effect of the movements in money market rates was a slight decline in Seligman Cash Management's yield which, based on the net asset value of Class A shares, ended the year at 4.61%, down from 5.06% at year-end 1995."

WHAT WAS YOUR INVESTMENT STRATEGY?

"After the Fed lowered short-term rates in February, the average maturity of the Fund was extended to lock in longer-term rates. As the economic and interest rate outlook improved, the Fund's average maturity was shortened in the second quarter to 35-40 days, and maintained at approximately 35 days throughout the second half of 1996, down from 45 days in the first quarter of 1996."

WHAT IS THE OUTLOOK?

"Since moderate economic growth and relatively low levels of inflation are expected in 1997, the Fed is likely to keep short-term interest rates unchanged in the near term. If this proves to be the case, we will continue to maintain a 30- to 40-day average maturity for the portfolio. However, if economic fundamentals change, we are prepared to lengthen or shorten the Fund's average maturity as appropriate. We will continue to invest in the highest quality money market instruments, as we expand the list of investments, adding diversity to the Fund's investment portfolio."

================================================================================
PORTFOLIO OF INVESTMENTS                                       December 31, 1996
--------------------------------------------------------------------------------


                                                              ANNUALIZED
                                                               YIELD ON         PRINCIPAL
                                                             PURCHASE DATE        AMOUNT        VALUE
                                                             -------------        ------        -----
COMMERCIAL PAPER  64.1%
AUTOMOTIVE  5.1%
Ford Motor Credit Corp., 3/21/97 .........................       5.38%         $12,000,000   $ 11,860,170
                                                                                             ------------
BANKING  9.3%
CoreStates Financial Corp., 1/28/97 ......................       5.34           11,600,000     11,554,151
Norwest Financial Corp., 3/7/97 ..........................       5.37           10,200,000     10,102,392
                                                                                             ------------
                                                                                               21,656,543
                                                                                             ------------
CAPITAL EQUIPMENT  9.6%
General Electric Capital Corp., 1/14/97 ..................       5.39           11,200,000     11,178,484
John Deere Capital Corp., 2/7/97 .........................       5.36           11,300,000     11,238,563
                                                                                             ------------
                                                                                               22,417,047
                                                                                             ------------
CONSUMER PRODUCTS  4.2%
Clorox Company, 3/6/97 ...................................       5.35           10,000,000      9,906,133
                                                                                             ------------
DEFENSE  4.3%
Raytheon Corp., 1/10/97 ..................................       5.36           10,000,000      9,986,775
                                                                                             ------------
FINANCE  18.7%
American Express Credit Corp., 2/18/97 ...................       5.35           11,100,000     11,021,856
American General Finance Corp., 1/17/97 ..................       5.37           10,900,000     10,874,324
Associates Corp. of North America, 2/19/97 ...............       5.36           11,000,000     10,920,797
Associates Corp. of North America, 3/3/97 ................       5.37           11,100,000     11,000,316
                                                                                             ------------
                                                                                               43,817,293
                                                                                             ------------

OFFICE PRODUCTS  4.2%
Pitney Bowes Credit Corp., 3/10/97 .......................       5.34           10,000,000      9,900,455
                                                                                             ------------
TELECOMMUNICATIONS  8.7%
Ameritech Corp., 3/4/97 ..................................       5.34           10,000,000      9,909,239
BellSouth Telecommunications, 2/5/97 .....................       5.34           10,500,000     10,446,202
                                                                                             ------------
                                                                                               20,355,441
                                                                                             ------------
TOTAL COMMERCIAL PAPER (Cost $149,899,857) ...............                                    149,899,857
                                                                                             ------------
FIXED TIME DEPOSITS  22.1%
ABN-AMRO Bank, Grand Cayman, 1/2/97 ......................       5.51           10,900,000     10,900,000
Canadian Imperial Bank of Commerce, Grand Cayman, 1/2/97         6.59           10,900,000     10,900,000
First National Bank of Chicago, Grand Cayman, 1/2/97 .....       6.34           10,900,000     10,900,000
National Westminster Bank, Nassau, 1/2/97 ................       6.59            3,800,000      3,800,000
Republic National Bank of New York, 1/2/97 ...............       6.84           10,900,000     10,900,000
Swiss Bank, Grand Cayman, 1/2/97 .........................       6.59            4,200,000      4,200,000
                                                                                             ------------
TOTAL FIXED TIME DEPOSITS (Cost $51,600,000) .............                                     51,600,000
                                                                                             ------------

BANK NOTES  9.1%
Huntington National Bank, Ohio, 1/10/97 ..................       5.49           10,300,000     10,300,000
First Chicago NBD Bancorp, Detroit, 1/6/97 ...............       5.45           10,900,000     10,900,030
                                                                                             ------------
TOTAL BANK NOTES (Cost $21,200,030) ......................                                     21,200,030
                                                                                             ------------
TOTAL INVESTMENTS  95.3% (Cost $222,699,887) .............                                    222,699,887
OTHER ASSETS LESS LIABILITIES  4.7% ......................                                     11,052,278
                                                                                             ------------
NET ASSETS  100.0% .......................................                                   $233,752,165
                                                                                             ============

----------
See Notes to Financial Statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                           December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at value:
Commercial paper (cost $149,899,857).............................................   $149,899,857
Fixed time deposits (cost $51,600,000)...........................................     51,600,000
Bank notes (cost $21,200,030)....................................................     21,200,030   $ 222,699,887
                                                                                      ----------
Cash...........................................................................................          241,935
Receivable for Capital Stock sold..............................................................       14,529,654
Interest receivable............................................................................          294,988
Investment in, and expenses prepaid to, shareholder service agent..............................           57,557
Other..........................................................................................           48,410
                                                                                                   -------------
Total Assets  .................................................................................      237,872,431
                                                                                                   -------------
LIABILITIES:
Payable for Capital Stock redeemed.............................................................        3,673,744
Accrued expenses, taxes, and other.............................................................          446,522
                                                                                                   -------------
Total Liabilities .............................................................................        4,120,266
                                                                                                   -------------
Net Assets ....................................................................................    $ 233,752,165
                                                                                                   =============

COMPOSITION OF NET ASSETS:
Capital  Stock,  at par  ($0.01  par  value;  1,400,000,000  shares  authorized;
  233,756,792 shares outstanding):
   Class A.....................................................................................    $   2,089,542
   Class B.....................................................................................           24,934
   Class D.....................................................................................          223,091
Additional paid-in capital.....................................................................      231,419,225
Accumulated net realized loss..................................................................           (4,627)
                                                                                                    ------------
NET ASSETS:
Applicable to 208,954,241 Class A shares, 2,493,437 Class B shares,
     and 22,309,114 Class D shares, equivalent to $1.00 per share..............................    $ 233,752,165
                                                                                                   =============

----------
See Notes to Financial Statements.

================================================================================
STATEMENT OF OPERATIONS                     For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ..........................................................  $11,169,716
                                                                     -----------
EXPENSES:
Management fee ....................................................      846,790
Shareholder account services ......................................      490,381
Distribution and service fees .....................................      150,800
Registration ......................................................       93,182
Shareholder reports and communications ............................       55,194
Custodian services ................................................       53,000
Auditing and legal fees ...........................................       52,158
Directors' fees and expenses ......................................       30,188
Miscellaneous .....................................................       16,005
                                                                     -----------
Total Expenses ....................................................    1,787,698
                                                                     -----------
Net Investment Income and Increase in Net Assets from Operations ..  $ 9,382,018
                                                                     ===========

----------
See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       YEAR ENDED DECEMBER 31,
                                                                                               ------------------------------------
                                                                                                     1996                 1995
                                                                                               --------------       ---------------
OPERATIONS:
Increase in net assets from operations -- net investment income ...........................    $     9,382,018      $     9,637,468
                                                                                               ---------------      ---------------

Decrease in net assets  from  distributions -- net  investment  income  paid to shareholders as dividends:
    Class A ..............................................................................          (8,838,245)          (9,215,896)
    Class B ..............................................................................             (29,542)                  --
    Class D ..............................................................................            (514,231)            (421,572)
                                                                                               ---------------      ---------------
Total ....................................................................................          (9,382,018)          (9,637,468)
                                                                                               ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:*
Proceeds from sale of shares:
    Class A ..............................................................................         302,318,619          303,480,822
    Class B ..............................................................................           2,516,484                   --
    Class D ..............................................................................           8,286,958                   --
Net proceeds from transfer of Government  Portfolio -- Class A ...........................                  --           21,971,609
Net asset value of shares issued in payment of dividends:
    Class A ..............................................................................           7,769,306            8,011,199
    Class B ..............................................................................              23,729                   --
    Class D ..............................................................................             395,206              328,806
Exchanged from associated Funds:
    Class A ..............................................................................       1,123,234,216          361,106,751
    Class B ..............................................................................           5,538,322                   --
    Class D ..............................................................................         144,499,447           80,746,637
                                                                                               ---------------      ---------------
Total ....................................................................................       1,594,582,287          775,645,824
                                                                                               ---------------      ---------------
Cost of shares redeemed:
    Class A ..............................................................................        (315,244,457)        (360,478,471)
    Class B ..............................................................................             (57,036)                  --
    Class D ..............................................................................         (16,603,403)          (9,346,161)
Exchanged into associated Funds:
    Class A ..............................................................................      (1,086,522,720)        (351,102,803)
    Class B ..............................................................................          (5,528,062)                  --
    Class D ..............................................................................        (128,823,731)         (60,632,635)
                                                                                               ---------------      ---------------
Total ....................................................................................      (1,552,779,409)        (781,560,070)
                                                                                               ---------------      ---------------
Increase (decrease) in net assets from capital share transactions ........................          41,802,878           (5,914,246)
                                                                                               ---------------      ---------------
Increase (decrease) in net assets ........................................................          41,802,878           (5,914,246)

NET ASSETS:
Beginning of year ........................................................................         191,949,287          197,863,533
                                                                                               ---------------      ---------------
End of year ..............................................................................     $   233,752,165      $   191,949,287
                                                                                               ===============      ===============

----------
* The Fund began offering Class B shares on April 22, 1996.

See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Seligman Cash Management Fund, Inc. (the "Fund") offers three classes of shares: Class A shares, Class B shares, and Class D shares, each of which may be acquired by investors at net asset value. All shares existing prior to May 3, 1993, were classified as Class A shares. The Fund began offering Class B shares on April 22, 1996. Class B shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a contingent deferred sales load ("CDSL"), if applicable, of 5% on redemptions in the first year after purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. The Fund uses the amortized cost method for valuing portfolio securities. Under this method all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

b. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

d. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

e. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1996, distribution and service fees were the only class-specific expenses.


3. The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.

================================================================================

--------------------------------------------------------------------------------

     The management fee rate is calculated on a sliding scale of 0.45% to 0.375%, based on average daily net assets of all the investment companies managed by the Manager. The management fee for the year ended December 31, 1996, was equivalent to an annual rate of 0.41% of the average daily net assets of the Fund.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan"). Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Financial Services, Inc. (the "Distributor") and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the year ended December 31, 1996.

     Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

     With respect to Class B shares, a distribution fee of up to 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to substantially all of this fee to a third party (the "Purchaser") which provided funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

     For the year ended December 31, 1996, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $8,128 and $142,672, respectively.

     The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares. For the year ended December 31, 1996, such charges amounted to $66,631.

     The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments and the Class B shares distribution fees retained by the Distributor for the period ended December 31, 1996, was $4,806.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive distribution and service fees pursuant to the Plan. For the year ended December 31, 1996, Seligman Services, Inc. received distribution and service fees of $10,159, pursuant to the Plan.

     Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $490,381 for shareholder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     Fees of $16,000 were incurred by the Fund for legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1996, of $141,692, is included in other liabilities. Deferred fees and related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

4. At December 31, 1996, the Fund had a net loss carryforward of $4,627, which is available for offset against future taxable net gains, expiring in 1999.

5. On January 17, 1995, shareholders of the Fund's Government Portfolio approved a transfer of its net assets to the Fund's Prime Portfolio Class A in a tax-free exchange. As a result, on January 26, 1995, 21,971,609 shares of the Prime Portfolio Class A valued at $21,971,609 were exchanged for the net assets of the Government Portfolio. For each share of Capital Stock owned, shareholders of the Government Portfolio received one share of Capital Stock of the Prime Portfolio Class A. In addition, since it is the only remaining portfolio of the Fund, Prime Portfolio is no longer designated as such.

   Immediately before the transfer of net assets, the Condensed Financial Statements of the Government Portfolio were as follows:



CONDENSED STATEMENT OF NET ASSETS
  JANUARY 26, 1995

Total assets ............................................          $ 22,005,452
Total liabilities .......................................                33,843
                                                                   ------------
Net assets ..............................................          $ 21,971,609
                                                                   ============
Shares of Capital Stock outstanding .....................            21,971,609
Net asset value per share ...............................          $      1.000

CONDENSED STATEMENT OF OPERATIONS --
  JANUARY 1, 1995, TO
  JANUARY 26, 1995

Net investment income and increase
   in net assets from operations ........................          $     71,496
                                                                   ============
CONDENSED  STATEMENT OF CHANGES
  IN NET ASSETS -- JANUARY 1, 1995,
  TO JANUARY 26,1995

Net investment income and increase
   in net assets from operations ........................          $     71,496
Decrease in net assets from
   distributions ........................................               (71,496)
Decrease in net assets from capital
   share transactions ...................................               (64,014)
                                                                   ------------
Net decrease in net assets ..............................               (64,014)
Net Assets:
  Beginning of period ...................................            22,035,623
                                                                   ------------
  End of period .........................................          $ 21,971,609
                                                                   ============
CONDENSED FINANCIAL HIGHLIGHTS --
  JANUARY 1, 1995, TO
  JANUARY 26, 1995

Net asset value, beginning of period ....................          $      1.000
Net investment income ...................................                 0.003
Dividends paid ..........................................                (0.003)
                                                                   ------------
Net asset value, end of period ..........................          $      1.000
                                                                   ============

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.

     The total return based on net asset value measures each Class's performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, reinvested dividends paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total returns for periods of less than one year are not annualized.


                                                              CLASS A                                  CLASS B
                                       ----------------------------------------------------------      --------
                                                        YEAR ENDED DECEMBER 31,                        4/22/96*
                                       ----------------------------------------------------------         TO
                                         1996         1995         1994         1993         1992      12/31/96
                                        -----        -----        -----        -----        -----      --------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of
   period ........................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Net investment income ............       .046         .051         .034         .024         .030         .025
Dividends paid or declared .......      (.046)       (.051)       (.034)       (.024)       (.030)       (.025)
                                     --------     --------     --------     --------     --------     --------
Net asset value, end of period ...   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                     ========     ========     ========     ========     ========     ========

TOTAL RETURN BASED
   ON NET ASSET VALUE: ...........       4.71%        5.18%        3.46%        2.40%        3.10%        2.44%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets ...        .79%         .86%         .82%         .77%         .76%        1.78%+
Net investment income to
   average net assets ............       4.61%        5.06%        3.41%        2.37%        3.04%        3.58%+
Net assets, end of period
   (000s omitted) ................    $208,950     $177,395     $194,406     $173,902     $193,158     $  2,493
Without management fee waiver
   or reimbursement of expenses:**
Net investment income per share ..                                           $   .023     $   .029
Ratios:
  Expenses to average net assets .                                               .86%         .85%
  Net investment income to
     average net assets ..........                                              2.28%        2.95%


                                                       CLASS D
                                       ------------------------------------------
                                           YEAR ENDED DECEMBER 31,          5/3/93*
                                       -------------------------------        TO
                                         1996        1995         1994     12/31/93
                                       --------     ------       ------    --------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of
   period ........................   $  1.000     $  1.000     $  1.000     $  1.000
Net investment income ............       .036         .040         .024         .003
Dividends paid or declared .......      (.036)       (.040)       (.024)       (.003)
                                     --------     --------     --------     --------
Net asset value, end of period ...   $  1.000     $  1.000     $  1.000     $  1.000
                                     ========     ========     ========     ========

TOTAL RETURN BASED
   ON NET ASSET VALUE: ...........       3.67%        4.08%        2.35%         .30%

RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets ...       1.79%        1.90%        1.90%        1.74%+
Net investment income to
   average net assets ............       3.61%        4.02%        2.32%        1.39%+
Net assets, end of period
   (000s omitted) ................    $ 22,309     $ 14,554     $  3,458     $     26
Without management fee waiver
   or reimbursement of expenses:**
Net investment income per share ..                              $   .013     $   .002
Ratios:
  Expenses to average net assets .                                 3.23%        1.83%+
  Net investment income to
     average net assets ..........                                  .99%        1.30%+


----------
  * Commencement of offering of shares.
 ** For the years 1992 and 1993, the Manager, at its discretion, waived a portion of its management fees for the Fund, and reimbursed certain expenses for Class D shares in 1994.
  + Annualized.
See Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN CASH MANAGEMENT FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Cash Management Fund, Inc. as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
New York, New York
January 31, 1997

================================================================================
 BOARD OF DIRECTORS
--------------------------------------------------------------------------------

FRED E. BROWN
DIRECTOR AND CONSULTANT,
  J. & W. Seligman & Co. Incorporated

JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and
  Diplomacy at Tufts University
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3, 4
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
DIRECTOR, NYNEX
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
CHAIRMAN AND CEO, Kerr-McGee Corporation
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
SENIOR PARTNER, Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation


JAMES C. PITNEY 3, 4
PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DIRECTOR, Public Service Enterprise Group

JAMES Q. RIORDAN 3, 4
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

Ronald T. Schroeder 1
MANAGING DIRECTOR, J. & W. Seligman & Co.
  Incorporated

ROBERT L. SHAFER 3, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

JAMES N. WHITSON 2, 4
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
  Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT AND MANAGING DIRECTOR,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN AND PRESIDENT, Seligman Data Corp.

----------
Member:     1 Executive Committee
            2 Audit Committee
            3 Director Nominating Committee
            4 Board Operations Committee

================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------


WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

LEONARD J. LOVITO
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY

--------------------------------------------------------------------------------

MANAGER
J. & W. Seligman & Co.
  Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP


GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450           Shareholder
                         Services

(800) 445-1777           Retirement Plan
                         Services

(800) 622-4597           24-Hour Automated
                         Telephone Access
                         Service

                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION
         -----------------

Item 24.  Financial Statements and Exhibits
-------------------------------------------

          (a)     Financial Statements and Schedules:

          Part A Financial Highlights for Class A shares for the ten years ended December 31, 1996; Financial Highlights for Class B shares for the period from April 22, 1996 (commencement of offering) to December 31, 1996; Financial Highlights for Class
                  D shares for the period from May 3, 1993 (commencement of offering) to December 31, 1996.

          Part B  Required Financial Statements are included in the Fund's
                  Annual Report to Shareholders, dated December 31, 1996, which are incorporated by reference in the Fund's Statement of Additional Information. These include: Portfolio of
                  Investments as of December 31, 1996; Statement of Assets and
                  Liabilities as of December 31, 1996; Statement of Operations for the year ended December 31, 1996; Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995;
                  Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1996 for the Fund's Class A shares; for the period April 22, 1996 (commencement of offering) through December 31, 1996 for the Fund's Class B shares; and for the period May 3, 1993 (commencement of offering) through December 31, 1996 for the Fund's Class D shares; Report of Independent Auditors.

          (b)     Exhibits:  All Exhibits have been previously filed except
                  Exhibits marked with an asterisk (*) which are incorporated herein.

(1)       Form of Amendment and Restatement of Articles of Incorporation of
          Registrant.*

(2)       Amended and Restated By-laws of the Registrant.*

(3)       Not applicable.

(4)       Specimen certificate of Class D Capital Stock.
          (Incorporated by reference to Post-Effective Amendment No. 24 filed on April 23, 1993.)

(4a)      Specimen certificate of Class B Capital Stock.
          (Incorporated by reference to Form SE filed on April 16, 1996.)

(5)       Amended Management Agreement between Registrant and J. & W. Seligman &
          Co. Incorporated. (Incorporated by reference to Post-Effective
          Amendment No. 26 filed on May 1, 1995.)

(6)       Copy of the Amended Distributing Agreement between Registrant and
          Seligman Financial Services, Inc.*

(7)       Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated.
          (Incorporated by Reference to Exhibit 7 of Registration Statement
          No. 2-92487, Post-Effective Amendment No. 21, filed on January 29,
          1997.)

(7a)      Deferred Compensation Plan for Directors of Seligman Group of Funds.
          (Incorporated by Reference to Exhibit 7a of Registration Statement No.
          2-92487, Post-Effective Amendment No. 21, filed on January 29,
          1997.)

(8)       Copy of Custodian Agreement between Registrant and Investors Fiduciary
          Trust Company.*

(9)       Not applicable.

(10)      Opinion and Consent of Counsel.*

(11)      Report and Consent of Independent Auditors.*

(12)      Not applicable.


                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
         -----------------
Item 24.  FINANCIAL STATEMENTS AND EXHIBITS (continued)
-------   ---------------------------------

(13) Purchase Agreement for Initial Capital between Registrant's Class B shares and J. & W. Seligman & Co. Incorporated. (Incorporated by
        Reference to Post-Effective Amendment No. 29 filed April 19, 1996.)

(13a) Purchase Agreement for Initial Capital between Registrant's Class D shares and J. & W. Seligman & Co. Incorporated.*

(14)    The Seligman IRA Plan Agreement.
        (Incorporated by reference to Exhibit 14 of Registration Statement No.
        333-20621, Pre-Effective Amendment No. 2, filed on April 16, 1997.)

(14a)   The Seligman Simple IRA Plan Set-Up Kit.
        (Incorporated by reference to Exhibit 14 of Registration Statement No.
        333-20621, Pre-Effective Amendment No. 2, filed on April 16, 1997.)

(14b)   The Seligman Simple IRA Plan Agreement.
        (Incorporated by reference to Exhibit 14 of Registration Statement No.
        333-20621, Pre-Effective Amendment No. 2, filed on April 16, 1997.)

(15)    Form of Administration, Shareholder Services and Distribution Plan of
        Registrant.
        (Incorporate by Reference to Post-Effective Amendment No. 29 filed on
        April 19, 1996.)

(15a) Form of Administration, Shareholder Services and Distribution Agreement between Seligman Financial Services, Inc. and Dealers.
        (Incorporate by Reference to Post-Effective Amendment No. 29 filed on
        April 19, 1996.)

(16) Schedule for Computation of each Performance Quotation provided in Registration Statement to Item 22.*

(17) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18)    Copy of Multiclass Plan entered into by Registrant pursuant to Rule
        18f-3 under the Investment Company Act of 1940. (Incorporated by
        Reference to Post-Effective Amendment No. 27 filed on February 16,
        1996.)


Item 25.    Persons Controlled by or Under Common Control with Registrant -
--------    -------------------------------------------------------------
            Seligman Data Corp. ("SDC"), a New York corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in SDC is recorded at a cost of $3,719.

Item 26.    Number of Holders of Securities
-------     -------------------------------


                          (1)                                (2)
                                                      Numbers of Record
                     Title of Class             Holders as of March 31, 1997
                     --------------             ----------------------------
                     Class A Common Stock                  11,463
                     Class B Common Stock                     424
                     Class D Common Stock                   1,519


Item 27.    Indemnification
-------     ---------------

            Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to this Post-Effective Amendment No. 30 to the Registration Statement.

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
         -----------------

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser - J. & W.
--------   ----------------------------------------------------
           Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

           The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798 which was filed on filed on August 7, 1996).

Item 29.   Principal Underwriters
-------    ----------------------

     (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow: Item 29.

                 Seligman Capital Fund, Inc.
                 Seligman Common Stock Fund, Inc.
                 Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                 Seligman Growth Fund, Inc.
                 Seligman Henderson Global Fund Series, Inc.
                 Seligman High Income Fund Series
                 Seligman Income Fund, Inc.

                 Seligman Municipal Fund Series, Inc.

                 Seligman Municipal Series Trust

                 Seligman New Jersey Municipal Fund, Inc.

                 Seligman Pennsylvania Municipal Fund Series

                 Seligman Portfolios, Inc.
                 Seligman Value Fund Series, Inc.

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
         -----------------

        (b) Name of each director, officer or partner of each principal underwriter named in the answer to Item 21:


                       Seligman Financial Services, Inc.
                       ---------------------------------
                              As of March 31, 1997
                              --------------------
       (1)                              (2)                       (3)
Name and Principal             Positions and Offices     Positions and Offices
Business Address                 with Underwriter           with Registrant
----------------                 ----------------           ---------------
William C. Morris*                 Director                 Chairman of the
                                                            Board and Chief
                                                            Executive Officer
Brian T. Zino*                     Director                 Director and President
Ronald T. Schroeder*               Director                 Director
Fred E. Brown*                     Director                 None
William H. Hazen*                  Director                 None
Thomas G. Moles*                   Director                 None
David F. Stein*                    Director                 None
Stephen J. Hodgdon*                President                None
Lawrence P. Vogel*                 Senior Vice President,   Vice President
                                   Finance
Ed Lynch*                          Senior Vice President,   None
                                   Director of Marketing
Mark R. Gordon*                    Senior Vice President,   None
                                   National Sales Manager
Gerald I. Cetrulo, III             Senior Vice President    None
140 West Parkway                   of Sales, Regional Sales
Pompton Plains, NJ  07444          Manager
Bradley F. Hanson                  Senior Vice President    None
9707 Xylon Court                   of Sales, Regional Sales
Bloomington, MN  55438             Manager
Bradley W. Larson                  Senior Vice President    None
367 Bryan Drive                    of Sales, Regional Sales
Danville, CA  94526                Manager
D. Ian Valentine                   Senior Vice President    None
307 Braehead Drive                 of Sales, Regional Sales
Fredericksburg, VA  22401          Manager
Helen Simon*                       Vice President, Sales    None
                                   Administration Manager
Karen J. Bullot*                   Vice President,          None
                                   Retirement Plans
John Carl*                         Vice President,          None
                                   Marketing
Marsha E. Jacoby*                  Vice President,          None
                                   National Accounts
                                   Manager
William W. Johnson*                Vice President, Order    None
                                   Desk
James R. Besher                    Regional Vice President  None
14000 Margaux Lane
Town & Country, MO  63017
Richard B. Callaghan               Regional Vice President  None
7821 Dakota Lane
Orland Park, IL  60462
Bradford C. Davis                  Regional Vice President  None
255 4th Avenue, #2
Kirkland, WA  98033
Christopher J. Derry               Regional Vice President  None
2380 Mt. Lebanon Church Road
Alvaton, KY  42122


                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION (continued)
         -----------------


                       Seligman Financial Services, Inc.
                       ---------------------------------
                              As of March 31, 1997
                              --------------------
        (1)                               (2)                     (3)
 Name and Principal             Positions and Offices    Positions and Offices
 Business Address                 with Underwriter          with Registrant
 ----------------                 ----------------          ---------------
 Andrew Draluck                   Regional Vice President   None
 4215 N. Civic Center
 Blvd #273
 Scottsdale, AZ 85251
 Jonathan G. Evans                Regional Vice President   None
 222 Fairmont Way
 Ft. Lauderdale, FL  33326
 Michael C. Forgea                Regional Vice President   None
 32 W. Anapamu Street #186
 Santa Barbara, CA  93101
 David Gardner                    Regional Vice President   None
 2504 Clublake Trail
 McKinney, TX  75070
 Carla A. Goehring                Regional Vice President   None
 11426 Long Pine
 Houston, TX  77077
 Mark Lien                        Regional Vice President   None
 5904 Mimosa
 Sedalia, MO  65301
 Judith L. Lyon                   Regional Vice President   None
 163 Haynes Bridge Road,
 Ste 205
 Alpharetta, CA  30201
 David Meyncke                    Regional Vice President   None
 4718 Orange Grove Way
 Palm Harbor, FL  34684
 Tim O'Connell                    Regional Vice President   None
 14872 Summerbreeze Way
 San Diego, CA  92128
 Juliana Perkins                  Regional Vice President   None
 2348 Adrian Street
 Newbury Park, CA  91320
 Dave Petzke                      Regional Vice President   None
 1673 Montelena Court
 Carson City, NV  89703
 Robert H. Ruhm                   Regional Vice President   None
 167 Derby Street
 Melrose, MA  02176
 Diane H. Snowden                 Regional Vice President   None
 11 Thackery Lane
 Cherry Hill, NJ  08003
 Bruce Tuckey                     Regional Vice President   None
 41644 Chathman Drive
 Novi, MI  48375
 Andrew Veasey                    Regional Vice President   None
 14 Woodside
 Rumson, NJ  07760
 Kelli A. Wirth-Dumser            Regional Vice President   None
 8618 Hornwood Court
 Charlotte, NC  28215
 Frank J. Nasta*                  Secretary                 Secretary
 Aurelia Lacsamana*               Treasurer                 None


                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
         -----------------


                       Seligman Financial Services, Inc.
                       ---------------------------------
                              As of March 31, 1997
                              --------------------
       (1)                               (2)                      (3)
Name and Principal             Positions and Offices     Positions and Offices
 Business Address                 with Underwriter           with Registrant
 ----------------                 ----------------           ---------------
 Jeffrey S. Dean*                 Assistant Vice President,   None
                                  Annuity Product Manager
 Sandra Floris*                   Assistant Vice              None
                                  President, Order Desk
 Keith Landry*                    Assistant Vice              None
                                  President, Order Desk
 Gail S. Cushing*                 Assistant Vice President,   None
                                  National Accounts Manager
 Frank P. Marino*                 Assistant Vice President,   None
                                  Mutual Fund Product
                                  Manager
 Joseph M. McGill*                Assistant Vice President    None
                                  and Compliance Officer
 Jack Talvy*                      Assistant Vice President,   None
                                  Internal Marketing
                                  Services Manager

 Joyce Peress*                    Assistant Secretary         None

* The principal business address of each of these directors and/or officers is 100 Park Avenue, NY, NY 10017.

  (c) Not applicable.


Item 30.    Location of Accounts and Records
--------    --------------------------------
                   (1) Investors Fiduciary Trust Company
                       127 West 10th Street
                       Kansas City, Missouri 64105 and
                   (2) Seligman Data Corp.
                       100 Park Avenue
                       New York, NY  10017


Item 31.    Management Services -Seligman Data Corp. ("SDC") the Registrant's
--------    -------------------
            shareholder service agent, has an agreement with First Data Investors Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC, which commenced in July 1990. For the years ended December 31, 1996, 1995 and 1994, the approximate cost of these services were:


                                       1996      1995     1994
                                       ----      ----     ----

                   Class A shares    $72,000   $59,600  $49,565
                   Class B shares        400        --       --
                   Class D shares     10,600        --      711

Item 32.    Undertakings - The Registrant undertakes, (1) to furnish a copy of
--------    ------------
            the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
            Section 16(c) of the Investment Company Act of 1940.

                                                                File No. 2-56805
                                                                        811-2650


                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of April, 1997.

                                   SELIGMAN CASH MANAGEMENT FUND, INC.


                                   By: /s/ William C. Morris
                                      ------------------------------------------
                                           William C. Morris, Chairman*


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities indicated on April, 28 1997.


   Signature                                    Title
   ---------                                    -----

/s/  William C. Morris                Chairman of the Board (Principal executive
-------------------------------         officer) and Director
     William C. Morris*



/s/  Brian T. Zino                    Director and President
-------------------------------
     Brian T. Zino



/s/  Thomas G. Rose                   Treasurer
-------------------------------
     Thomas G. Rose


John R. Galvin, Director       )
Alice S. Ilchman, Director     )
Frank A. McPherson, Director   )
John E. Merow, Director        )
Betsy S. Michel, Director      )   /s/ Brian T. Zino
James C. Pitney, Director      )   -----------------------------------
James Q. Riordan, Director     )       * Brian T. Zino, Attorney-in-fact
Ronald T. Schroeder, Director  )
Robert L. Shafer, Director     )
James N. Whitson, Director     )

                                                                File No. 2-56805
                                                                        811-2650

                      SELIGMAN CASH MANAGEMENT FUND, INC.
                     Post-Effective Amendment No. 30 to the
                      Registration Statement on Form N-1A


                                 EXHIBIT INDEX


Form N-1A Item No.      Description
-----------------       -----------
24(b)(1)                Amended and Restated Articles of Incorporation

24(b)(2)                Amended and Restated By-laws

24(b)(6)                Form of Distributing Agreement

24(b)(8)                Copy of Custody Agreement

24(b)(10)               Opinion and Consent of Counsel

24(b)(11)               Consent of Independent Auditors

24(b)(13)(a)            Purchase Agreement for Fund's Class D Shares

24(b)(16)               Performance Data Schedules

24(b)(17)               Financial Data Schedules

Other exhibits          Power of Attorney
